STATE BOND TAX EXEMPT FUND
100 North Minnesota Street
P.O. Box 69
New Ulm, Minnesota  56073-0069

Dear Shareholder:
The Board of Directors and management of State Bond Tax Exempt Fund (the `State Bond Fund') are pleased to submit for your vote a proposal to transfer all of the net assets of the State Bond Fund to Federated Municipal Opportunities Fund, Inc. (the "Federated Fund"), a mutual fund advised by Federated Advisers. The Federated Fund has an investment objective similar to that of the State Bond Fund in that it seeks a high level of current income exempt from the federal regular income tax by investing primarily in a professionally managed, diversified portfolio of municipal bonds. As part of the transaction, holders of shares in the State Bond Fund would receive Class A Shares of the Federated Fund equal in value to their shares in the State Bond Fund and the State Bond Fund would be liquidated. Shareholders receiving Class A Shares of the Federated Fund as a result of the proposed reorganization would not have to pay a sales load upon receiving such Shares, nor would they be subject to any contingent deferred sales charges in connection with the exercise of exchange rights or redemptions of such Shares.
The Board of Directors of the State Bond Fund, as well as ARM Capital Advisors, Inc., the State Bond Fund's manager, and SBM Financial Services, Inc., the State Bond Fund's distributor, believe the proposed agreement and plan of reorganization is in the best interests of State Bond Fund shareholders for the following reasons:

-- The reorganization of the State Bond Fund into the Federated Fund may ultimately provide operating efficiencies as a result of the size of the Federated Fund which were not available to State Bond Fund shareholders due to the smaller size of the State Bond Fund.


-- The Federated Fund has an investment objective similar to that of the State Bond Fund and offers an investment portfolio which invests in municipal bonds to achieve a high level of current income exempt from the federal regular income tax, although the Federated Fund may invest in securities, the interest on which may be included in calculating the federal alternative minimum tax.

The Federated Fund is managed by Federated Advisers, a subsidiary of Federated Investors. Federated Investors was founded in 1955 and is located in Pittsburgh, Pennsylvania. Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. With over $90 billion invested across more than 250 funds under management and/or administration by its subsidiaries, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Federated Investors also has an excellent reputation for customer servicing, having received a #1 rating for five years in a row by Dalbar, Inc. The shareholder services for the Federated funds include advanced technological systems that result in quick shareholder access to a broad spectrum of information.
We believe the transfer of the State Bond Fund's assets in this transaction presents an exciting investment opportunity for our shareholders. Your vote on the transaction is critical to its success. The transfer will be effected only if approved by a majority of all of the State Bond Fund's outstanding shares on the record date voted in person or represented by proxy. We hope you share our enthusiasm and will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed prospectus/proxy statement carefully before you vote.

THE BOARD OF DIRECTORS BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF THE STATE BOND FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

Thank you for your prompt attention and participation.
Sincerely,



Dale C. Bauman
President
STATE BOND TAX EXEMPT FUND
100 North Minnesota Street
P.O. Box 69
New Ulm, Minnesota  56073-0069

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS



TO SHAREHOLDERS OF STATE BOND TAX EXEMPT FUND:
A Special Meeting of Shareholders of State Bond Tax Exempt Fund, a portfolio of State Bond Municipal Funds, Inc. (the `State Bond Fund'') will be held at
3:40 p.m. on December 9, 1996 at: 100 North Minnesota Street, New Ulm, Minnesota 56073-0069, for the following purposes:
1. To approve or disapprove a proposed Agreement and Plan of Reorganization between State Bond Fund and Federated Municipal Opportunities Fund, Inc. (the "Federated Fund"), whereby the Federated Fund would acquire all of the net assets of the State Bond Fund in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Fund to the holders of its shares in complete liquidation of the State Bond Fund; and
2. To transact such other business as may properly come before the meeting or any adjournment thereof.

By Order of the Board of Directors,



Dated:  October 31, 1996 Kevin L. Howard
     Secretary

Shareholders of record at the close of business on October 11, 1996, are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please sign and return the enclosed proxy card. Your vote is important.

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

PROSPECTUS/PROXY STATEMENT
OCTOBER 31, 1996
ACQUISITION OF THE ASSETS OF
STATE BOND TAX EXEMPT FUND,
A PORTFOLIO OF STATE BOND MUNICIPAL FUNDS, INC.
100 NORTH MINNESOTA STREET, P.O. BOX 69
NEW ULM, MINNESOTA  56073-0069
TELEPHONE NUMBER:  1-800-328-4735
BY AND IN EXCHANGE FOR CLASS A SHARES OF
FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA  15222-3779
TELEPHONE NUMBER:  1-800-245-5051, OPTION ONE


This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Plan") whereby Federated Municipal Opportunities Fund, Inc., a Maryland corporation (the "Federated Fund"), would acquire all of the net assets of State Bond Tax Exempt Fund, a portfolio of State Bond Municipal Funds, Inc., a Maryland corporation (the `State Bond Fund''), in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Fund to the holders of its shares, in complete liquidation of the State Bond Fund. As a result of the Plan, each shareholder of the State Bond Fund will become the owner of the Federated Fund's Class A Shares having a total net asset value equal to the total net asset value of his or her holdings in the State Bond Fund.
THE BOARD OF DIRECTORS OF THE STATE BOND FUND UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.
The Shares of each of the Federated Fund and the State Bond Fund represent interests of separate open-end, diversified management investment companies.
The Federated Fund's investment objective is to provide a high level of current income which is generally exempt from the federal regular income tax, which it pursues by investing primarily in a diversified portfolio of municipal bonds. The State Bond Fund's investment objective is to maximize current income exempt from federal income taxes to the extent consistent with preservation of capital, with consideration given to the opportunity for capital gain, by investing primarily in tax exempt securities. For a comparison of the investment policies of the Federated Fund and the State Bond Fund, see "Summary - Investment Objectives, Policies and Limitations."

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Federated Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Federated Fund dated October 31, 1996, which is incorporated herein by reference. Statements of Additional Information for the Federated Fund dated October 31, 1996 (relating to the Federated Fund's Prospectus of the same date) and October 31, 1996 (relating to this Prospectus/Proxy Statement) and the Annual Report to Shareholders dated August 31, 1996, all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information and the Annual Report may be obtained without charge by writing or calling the Federated Fund at the address and telephone number shown above.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                         PAGE NO.
SUMMARY OF EXPENSES                                               6
SUMMARY                                                           8
ABOUT THE PROPOSED REORGANIZATION                                 8
INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS                   8
ADVISORY AND OTHER FEES                                           10
DISTRIBUTION ARRANGEMENTS                                         10
PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES                      11
DIVIDENDS                                                         13
TAX CONSEQUENCES                                                  13
RISK FACTORS                                                      13
INFORMATION ABOUT THE REORGANIZATION                              13



BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION            13
AGREEMENT AMONG ARM, ARM CAPITAL AND FEDERATED                    16
AGREEMENT WITH STATE BOND MINNESOTA TAX-FREE INCOME FUND          16
DESCRIPTION OF THE PLAN OF REORGANIZATION                         16
DESCRIPTION OF FEDERATED FUND SHARES                              17
FEDERAL INCOME TAX CONSEQUENCES                                   17
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS     18
CAPITALIZATION                                                    20
INFORMATION ABOUT THE FEDERATED FUND AND THE STATE BOND FUND      20
FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.                      20
STATE BOND TAX EXEMPT FUND                                        21
VOTING INFORMATION                                                21
OUTSTANDING SHARES AND VOTING REQUIREMENTS                        21
DISSENTER'S RIGHT OF APPRAISAL                                    23
OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY        23
AGREEMENT AND PLAN OF REORGANIZATION -- EXHIBIT A                 24





SUMMARY OF EXPENSES

                                    FEDERATED   STATE    PRO
                                    FUND        BOND     FORMA
                                    (CLASS A    FUND     COMBINE
                                    SHARES)              D
Shareholder Transaction Expenses



Maximum Sales Charge Imposed on
Purchases                             4.50%(1)   4.50%    4.50%(1)
  (as a percentage of offering
price)
Maximum Sales Charge Imposed on
  Reinvested Dividends (as a
percentage of                         NONE       NONE     NONE
  offering price)
Contingent Deferred Sales Charge
  (as a percentage of original
purchase                              NONE(2)    NONE     NONE(2)
  price or redemption proceeds, as
applicable)
Redemption Fee (as a percentage of
  amount redeemed, if                 NONE       NONE     NONE
applicable)(3)
Exchange Fee                          NONE       NONE     NONE

Annual Operating Expenses
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
(AFTER EXPENSE REIMBURSEMENTS OR WAIVERS)
Management Fee                        0.60%      0.50%    0.60%
12b-1 Fee                             0.00%(4)   0.25%    0.00%(4)
Total Other Expenses                  0.49%(5)   0.15%    0.46%(5)
          Total Operating             1.09%      0.90%    1.06%
Expenses(6)



(1) This sales charge would not be applicable to Class A Shares of the Federated Fund acquired under the proposed reorganization.

(2) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1% for redemptions made within one full year of purchase. For a more complete description, see `Summary - Distribution Arrangements.'' This contingent deferred sales charge would not be applicable to Class A Shares of the Federated Fund acquired under the proposed reorganization.

(3) Wire-transferred redemptions of Class A Shares of the Federated Fund of less than $5,000 may be subject to additional fees. A $10.00 fee will be charged for certain redemptions of State Bond Fund shares by wire transfer.

(4) The Federated Fund has no present intention of paying or accruing the 12b-1 fee. If the Federated Fund were paying or accruing the 12b-1 fee, it would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. For a more complete description, see `Summary - Distribution Arrangements.''

(5) Total other expenses for the Federated Fund and the Pro Forma Combined Fund include a shareholder services fee of 0.25%.

(6) The total operating expenses for Class A Shares of the Federated Fund are based on expenses incurred during its fiscal year ended August 31, 1996. The total operating expenses for the State Bond Fund are based upon expenses incurred by the State Bond Fund during its fiscal year ended June 30, 1996.



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of shares of each of the Federated Fund, the State Bond Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements."
Long-term shareholders of the State Bond Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
EXAMPLES
The Examples below are intended to assist an investor in understanding the various costs that an investor will bear directly or indirectly. The Examples assume payment of operating expenses at the levels set forth in the table above.
(1) This Example does not include sales charges or contingent deferred sales charges since such sales charges are not applicable to Federated Fund Class A Shares received as a result of the proposed reorganization.


An investor would pay the following
expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption
at the end of each time period.  Expenses
would be the same if there were no
redemption at the end of each
time period.                      1 year         3 years   5 years    10 years

Federated Fund                           $11       $35     $60        $133
State Bond Fund                          $  9      $29     $50        $111



Pro Forma Combined                       $11       $34     $58        $129

(2) This Example includes sales charges since any Class A Shares purchased subsequent to the reorganization may be subject to sales charges. For a complete description of sales charges, contingent deferred sales charges and exemptions from such charges, reference is hereby made to the Prospectus of the Federated Fund dated October 31, 1996, and the Prospectus of the State Bond Fund dated November 1, 1995, each of which is incorporated herein by reference thereto.

An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5% annual return and (2)
redemption at the end of each time period.
Expenses would be the same if there were
no redemption at the end of
each time period.                 1 year         3 years   5 years    10 years

Federated Fund                      $56              $78       $102     $172
State Bond Fund                     $54              $72       $  93    $151
Pro Forma Combined                  $55              $77       $101     $169

THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



SUMMARY



This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Federated Fund dated October 31, 1996, the Statement of Additional Information of the Federated Fund dated October 31, 1996, the Prospectus of the State Bond Fund dated November 1, 1995, the Statement of Additional Information of the State Bond Fund dated November 1, 1995, and the Plan, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A.
About the Proposed Reorganization
The Board of Directors of the State Bond Fund has voted to recommend to holders of the shares of the State Bond Fund the approval of the Plan whereby the Federated Fund would acquire all of the net assets of the State Bond Fund in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Fund to its shareholders in complete liquidation and dissolution of the State Bond Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of the State Bond Fund will become the owner of the Federated Fund's Class A Shares having a total net asset value equal to the total net asset value of his or her holdings in the State Bond Fund on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined).
As a condition to the Reorganization transactions, the Federated Fund and the State Bond Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the `Code''), so that no gain or loss will be recognized by either the Federated Fund or the State Bond Fund or the shareholders of the State Bond Fund. The tax basis of the Federated Fund's Class A Shares received by State Bond Fund shareholders will be the same as the tax basis of their shares in the State Bond Fund. After the acquisition is completed, the State Bond Fund will be dissolved.



Investment Objectives, Policies and Limitations
The investment objective of the Federated Fund is to provide a high level of current income which is generally exempt from the federal regular income tax by investing primarily in a diversified portfolio of municipal bonds. This investment objective may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Federated Fund, as defined in the Investment Company Act of 1940, as amended (the `1940 Act'').
The investment objective of the State Bond Fund is to seek to maximize current income exempt from federal income taxes to the extent consistent with preservation of capital, with consideration given to the opportunity for capital gain, by investing primarily in tax exempt securities. This investment objective may not be changed without the affirmative vote of a majority of the outstanding voting securities of the State Bond Fund, as defined in the 1940 Act.

The Federated Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (the `federal AMT')). The Federated Fund invests primarily in municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from the federal regular income tax. The Federated Fund may invest in municipal bonds, the interest on which may be included in calculating the federal AMT. The municipal bonds which the Federated Fund buys are rated Ba or better by Moody's Investors Service, Inc. (`Moody's'') or BB or better by Standard & Poor's Ratings Group (`S&P'') or, if not rated, are determined by Federated Advisers (as hereinafter defined) to be of comparable quality. The



Federated Fund will limit its purchases of municipal bonds rated Ba and BB (commonly known as `junk bonds'') to up to but less than 35% of its net assets. The Federated Fund may purchase securities on a when-issued or delayed delivery basis, purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date, or hedge all or a portion of its investments by entering into future contracts or options on them. If necessary for temporary defensive purposes, the Federated Fund may invest in short-term tax exempt or taxable temporary investments. Unless otherwise designated, the investment policies of the Federated Fund may be changed by the Board of Directors without shareholder approval, although shareholders will be notified before any material change becomes effective.

The State Bond Fund invests at least 80% of the value of its assets in securities of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes (`Tax Exempt Securities''). The Tax Exempt Securities in which the State Bond Fund invests primarily consist of a diversified portfolio of bonds rated Aaa, Aa, A or Baa by Moody's or rated AAA, AA, A or BBB by S&P, notes rated MIG-1, MIG-2, MIG-3 or MIG-4 by Moody's or SP-1, SP-2 or SP-3 by S&P, and commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. The State Bond Fund may invest in Tax Exempt Securities which are not rated if, in the judgment of ARM Capital (as hereinafter defined), such securities are of comparable quality to rated securities in which the State Bond Fund may invest. The State Bond Fund may purchase floating rate, variable rate, and inverse or reverse floating rate Tax Exempt Securities; enter into repurchase agreements; and purchase new issues of Tax Exempt Securities on a when-issued basis. Unless otherwise designated, the investment policies of the State Bond Fund may be changed by the Board of Directors without shareholder approval.
Both the Federated Fund and the State Bond Fund are subject to certain investment limitations. For the Federated Fund, these include investment limitations which prohibit it from (1) borrowing money directly or through reverse repurchase agreements or pledging securities except, under certain circumstances, the Federated Fund may borrow up to one-third of the value of its total assets and pledge 10% of the value of those assets to secure such borrowings; (2) investing more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, as amended (the `1933 Act''), except for certain restricted securities which meet the criteria for liquidity as established by the Directors; (3) investing more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or (4) investing more than 5% of its total assets in industrial development bonds of issuers that have a record of less than three years of continuous operations. The first two investment limitations listed above cannot be changed without shareholder approval; the last two limitations may be changed by the Board of Directors without shareholder approval, although shareholders will be notified before any material change becomes effective.
The State Bond Fund has investment limitations which prohibit it from: (1) borrowing money, except for temporary purposes in an amount not in excess of 10% of the value of the total assets of the State Bond Fund; provided that borrowings in excess of 5% of such value are permitted from banks only; (2) mortgaging or pledging assets, except that up to 10% of the value of the State Bond Fund's total assets can be used to secure borrowings; or (3) purchasing securities of any issuer if immediately thereafter more than 5% of the State Bond Fund's total assets would be invested in the securities of any one issuer, except that this limitation does not apply to obligations issued or guaranteed as to principal and interest either by the U.S. government or its agencies or instrumentalities. The above investment limitations of the State Bond Fund cannot be changed without shareholder approval.
In addition to the policies and limitations set forth above, both the Federated Fund and the State Bond Fund are subject to certain additional investment policies and limitations, described in the Federated Fund's Statement of Additional Information dated October 31, 1996, and the State Bond Fund's Statement of Additional Information dated November 1, 1995. Reference is hereby made to the Federated Fund's Prospectus and Statement of Additional Information, each dated October 31, 1996, and to the State Bond Fund's Prospectus and Statement of Additional Information, each dated November 1, 1995, which set forth in full the investment objective, policies and investment limitations of each of the Federated Fund and the State Bond Fund, all of which are incorporated herein by reference thereto.
Advisory and Other Fees

The annual investment advisory fee for the Federated Fund is 0.60 of 1% of the Federated Fund's average daily net assets. The investment adviser to the Federated Fund, Federated Advisers ("Federated Advisers"), a subsidiary of Federated Investors, may voluntarily choose to waive a portion of its advisory fee or reimburse the Federated Fund for certain operating expenses. This voluntary waiver of the advisory fee may be terminated by Federated Advisers at any time in its sole discretion. Federated Advisers has also undertaken to reimburse the Federated Fund for operating expenses in excess of limitations established by certain states. The maximum annual management fee for the State Bond Fund is 0.50 of 1% of average daily net assets of the State Bond Fund. The State Bond Fund's investment manager, ARM Capital Advisors, Inc. (`ARM Capital'), a wholly-owned subsidiary of ARM Financial Group, Inc. (``ARM''), has voluntarily agreed to reimburse the State Bond Fund for any expenses incurred by it in excess of 1% of average daily net assets of the State Bond Fund. This voluntary arrangement may be terminated by ARM Capital at any time in its sole discretion. ARM Capital has also undertaken to reimburse the State Bond Fund for operating expenses in excess of limitations established by certain states.
Federated Services Company, an affiliate of Federated Advisers, provides certain administrative personnel and services necessary to operate the Federated Fund at an annual rate based upon the average aggregate daily net assets of all funds advised by Federated Advisers and its affiliates. The rate charged is 0.15 of 1% on the first $250 million of all such funds' average aggregate daily net assets, 0.125 of 1% on the next $250 million, 0.10 of 1% on the next $250 million and 0.075 of 1% of all such funds' average aggregate daily net assets in excess of $750 million, with a minimum annual fee per portfolio of $125,000 plus $30,000 for each additional class of shares of any such portfolio. Federated Services Company may choose voluntarily to waive a portion of its fee. The administrative fee expense for the Federated Fund's fiscal year ended August 31, 1996 was $311,976. Administrative personnel and services necessary to operate the State Bond Fund are currently provided by ARM Capital and are included in the annual management fee for the State Bond Fund, as discussed above.
The Federated Fund has entered into a Shareholder Services Agreement under which it may make payments of up to 0.25 of 1% of the average daily net asset value of the Class A Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services ("FSS"), an affiliate of Federated Advisers, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Fund and FSS. Other than in connection with payments under a Rule 12b-1 plan as described below, the State Bond Fund does not make payments to obtain similar shareholder services.

Distribution Arrangements
Federated Securities Corp. ("FSC"), an affiliate of Federated Advisers, is the principal distributor for shares of the Federated Fund. The Federated Fund has adopted a Rule 12b-1 Distribution Plan (the `Distribution Plan'') pursuant to which the Federated Fund will pay a fee to the distributor in an amount computed at an annual rate of 0.25 of 1% of the average daily net assets of the Class A Shares to finance any activity which is principally intended to result in the sale of Class A Shares subject to the Distribution Plan. The Federated Fund is not currently making payments for Class A Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future. In addition, FSC, from its own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Federated Fund. Such assistance will be predicated upon the amount of Class A Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by FSC may be reimbursed by Federated Advisers or its affiliates. If a financial institution elects to waive receipt of this payment, the Federated Fund will waive any applicable contingent deferred sales charge (such contingent deferred sales charges are discussed below).
SBM Financial Services, Inc. (`SBMFS''), an affiliate of ARM Capital, is the principal distributor for shares of the State Bond Fund. The State Bond Fund has also adopted a Rule 12b-1 Distribution Plan (the "Rule 12b-1 Plan") pursuant to which the State Bond Fund pays SBMFS an amount equal to an annual rate of
0.25 of 1% of the average daily net assets of the State Bond Fund. The fee may be used by SBMFS to (i) provide initial and ongoing sales compensation to its investment executives and to other broker/dealers in connection with the sale of State Bond Fund shares and to pay for other advertising and promotional expenses in connection with the sale of State Bond Fund shares, and (ii) provide compensation to entities in connection with the provision of certain personal and account maintenance services to State Bond Fund shareholders including, but not limited to, responding to shareholder inquiries and providing information on their investments. The Federated Fund will not assume any liabilities or make any voluntary reimbursements on account of the State Bond Fund's Rule 12b-1 Plan.
Certain costs exist with respect to the purchase and sale of Federated Fund and State Bond Fund shares. Class A Shares of the Federated Fund and shares of the State Bond Fund are sold at their net asset value next determined after an order is received, plus a maximum sales charge of 4.50%. No sales charge will be imposed in connection with the issuance of Federated Fund Class A Shares to State Bond Fund shareholders as a result of the Reorganization. Class A Shares of the Federated Fund purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by FSC may be charged a contingent deferred sales charge of 0.50 of 1% for redemptions made within one full year of purchase. Any such charge will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or redemption. The contingent deferred sales charges are not imposed in connection with the exercise of exchange rights, nor will they be imposed on redemptions of Federated Fund Class A Shares received by shareholders of the State Bond Fund as a result of the Reorganization. For a complete description of sales charges, contingent deferred sales charges and exemptions from such charges, reference is hereby made to the Prospectus of the Federated Fund dated October 31, 1996, and the Prospectus of the State Bond Fund dated November 1, 1995, each of which is incorporated herein by reference thereto. Purchase, Exchange and Redemption Procedures
The transfer agent and dividend disbursing agent for the Federated Fund is Federated Shareholder Services Company (formerly called Federated Services Company). The transfer agent and dividend disbursing agent for the State Bond Fund is ARM Transfer Agency, Inc. Procedures for the purchase, exchange and redemption of the Federated Fund's Class A Shares differ slightly from procedures applicable to the purchase, exchange and redemption of the State Bond Fund's shares. Any questions about such procedures may be directed to, and assistance in effecting purchases, exchanges or redemptions of the Federated Fund's Class A Shares or the State Bond Fund's shares may be obtained from FSC, principal distributor for the Federated Fund, at 1-800-245-5051, option one, or from SBMFS, principal distributor for the State Bond Fund, at 1-800-328-4735. Reference is made to the Prospectus of the Federated Fund dated October 31, 1996, and the Prospectus of the State Bond Fund dated November 1, 1995, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of Federated Fund and State Bond Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief listing of the significant purchase, exchange and redemption procedures applicable to the Federated Fund's Class A Shares and the State Bond Fund's shares.

Purchases of Class A Shares of the Federated Fund may be made through a financial institution that has an agreement with FSC or, once an account has been established, by wire or check. Purchases of shares of the State Bond Fund may be made through SBMFS and through certain broker/dealers under contract with



SBMFS or directly by wire or check once an account has been established. The minimum initial investment in the Federated Fund is $500. Subsequent investments must be in amounts of at least $100. The minimum initial investment in the State Bond Fund is $500. Subsequent investments must be in amounts of at least $50. The Federated Fund and the State Bond Fund each reserves the right to reject any purchase request. In connection with the sale of Class A Shares of the Federated Fund, FSC may from time to time offer certain items of nominal value to any shareholder.

The purchase price of the Federated Fund's Class A Shares and the State Bond Fund's shares is based on net asset value plus a sales charge. The net asset value per share for each of the Federated Fund and the State Bond Fund is calculated as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the `NYSE'') on each day on which the Federated Fund and the State Bond Fund compute their net asset value. Purchase and redemption orders for the Federated Fund received from broker/dealers before 5:00 p.m. (Eastern time) and from financial institutions before 4:00 p.m. (Eastern time) may be entered at that day's price. Purchase orders for shares of the State Bond Fund received from authorized broker/dealers will be executed at the offering price next determined after the receipt of the order by the broker/dealer, provided that the broker/dealer promptly transmits the order to SBMFS the same day. Redemption orders for shares of the State Bond Fund received by the State Bond Fund's transfer agent from authorized dealers or representatives of SBMFS prior to the close of the NYSE will be entered at that day's price; such redemption orders received after the close of the NYSE will be entered at the net asset value determined at the close of the NYSE on the next trading day. Federated Fund purchase orders by wire are considered received upon receipt of payment by wire. Federated Fund purchase orders received by check are considered received after the check is converted into federal funds, which normally occurs the business day after receipt.

Holders of Class A Shares of the Federated Fund have exchange privileges with respect to Class A Shares in certain of the funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (collectively, the "Federated Funds"), each of which has different investment objectives and policies. Class A Shares of the Federated Fund may be exchanged for Class A Shares of certain Federated Funds at net asset value without a contingent deferred sales charge. To the extent a shareholder exchanges Class A Shares of the Federated Fund for Class A Shares of other Federated Funds, the time for which the exchanged-for shares are to be held will be added to the time for which exchanged-from shares were held for purposes of satisfying the applicable holding period. Class A Shares to be exchanged must have a net asset value which meets the minimum investment requirement for the fund into which the exchange is being made. Holders of shares of the State Bond Fund have exchange privileges with respect to shares in certain of the other funds for which ARM Capital serves as investment manager (collectively, the `State Bond Group''), each of which has different investment objectives and policies. Any exchange for shares of other funds in the State Bond Group will generally be at the respective net asset values next determined after receipt of the request for exchange. Exercise of the exchange privilege is treated as a sale for federal income tax purposes and, accordingly, may have tax consequences for the shareholder. Information on share exchanges may be obtained from the Federated Fund or the State Bond Fund, as appropriate.

Redemptions of Federated Fund Class A Shares may be made through a financial institution, by telephone, by mailing a written request or through the Federated



Fund's Systematic Withdrawal Program. Redemptions of State Bond Fund shares may be made through an authorized dealer or representative of SBMFS, by mailing a written request to the State Bond Fund's transfer agent or through the State Bond Fund's quick redemption service or check redemption service. Class A Shares of the Federated Fund are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the redemption request is received. Shares of the State Bond Fund are redeemed at their net asset value, determined at the close of the NYSE on the date the redemption request is received. Proceeds will ordinarily be distributed by check within seven days after receipt of a redemption request.
Dividends
Each of the Federated Fund's and the State Bond Fund's current policy is to pay dividends monthly from net investment income and to make annual distributions of net realized capital gains, if any. With respect to both the Federated Fund and the State Bond Fund, unless a shareholder otherwise instructs, dividends and capital gain distributions will be reinvested automatically in additional shares at net asset value, subject to no sales charge.
Tax Consequences
As a condition to the Reorganization transactions, the Federated Fund and the State Bond Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either the Federated Fund or the State Bond Fund or the shareholders of the State Bond Fund. The tax basis of the Federated Fund shares received by State Bond Fund shareholders will be the same as the tax basis of their shares in the State Bond Fund.
RISK FACTORS




As with other mutual funds that invest in municipal bonds, the Federated Fund is subject to market risks and credit risks. The value of the Class A Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal bonds in the Federated Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, long-term bonds (including junk bonds) in which the Federated Fund invests have greater fluctuation in value than high quality, shorter-term bonds. Municipal bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Prices of bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Since the State Bond Fund invests primarily in Tax Exempt Securities, these risk factors are generally also present in an investment in the State Bond Fund. A full discussion of the risks inherent in investment in the Federated Fund and the State Bond Fund is set forth in the Federated Fund's Prospectus and Statement of Additional Information, each dated October 31, 1996, and the State Bond Fund's Prospectus and Statement of Additional Information, each dated November 1, 1995, each of which is incorporated herein by reference thereto.

INFORMATION ABOUT THE REORGANIZATION
Background and Reasons for the Proposed Reorganization
On June 14, 1995, SBM Company, which was then the investment adviser to the State Bond Fund, completed the sale of substantially all of its business operations to ARM (the `1995 Transaction''). In connection with the 1995 Transaction, ARM Capital became the investment manager of the State Bond Fund. In addition, ARM acquired all of the outstanding stock of SBMFS, the current distributor of shares of the State Bond Fund.
Considerations of the Board of Directors of the State Bond Fund. On June 6, 1996, ARM management advised the Board of Directors of the State Bond Fund that



ARM was considering redirecting its corporate strategy away from the management and distribution of retail mutual funds in order to concentrate more fully on its core businesses. Moreover, ARM management stated that due to the relatively small net assets in the State Bond Fund and the other mutual funds in the State Bond Group, ARM and its affiliates were not in a position to provide the value-added shareholder services, technological advancements, comprehensive distribution networks and diversified product choices that many larger mutual fund complexes offer. As a result, management stated that ARM was engaged in the identification and analysis of various potential alternatives for the State Bond Fund and the other funds in the State Bond Group.
After conducting a screening process, ARM determined that in its judgment, the proposed Reorganization was the most desirable alternative involving the State Bond Fund that was reasonably available and that it should be presented to the State Bond Fund's Board of Directors for its consideration.
A meeting of the entire Board of Directors was held on August 16, 1996, at which Federated (as defined below) presented to the Board information relating to the overall reputation, financial strength and stability of Federated Investors, the parent company of Federated Advisers (together with its affiliates, `Federated''). Federated, founded in 1955, is among the seven largest mutual fund sponsors, with over $90 billion invested across more than 250 funds under management and/or administration by its subsidiaries, and over 2,000 employees. Federated's management also discussed the growth of assets under management and/or administration by Federated from approximately $35 billion in 1989 to over $90 billion as of August 1996. Federated's management explained to the Board that the majority of this growth came from within Federated through its multiple distribution channels. The Board was also informed of the variety of investment products available through Federated, including international funds and an array of domestic funds broader than currently offered in the State Bond



Group, the exchange privileges that would be available to former State Bond Fund shareholders if the Reorganization is consummated, and the multiple sales charge (or `load'') structures available to prospective shareholders. The Board took into account that if the Reorganization takes place, shareholders of the State Bond Fund would exchange their shares for shares of the Federated Fund without the imposition of any sales charge.
Federated's management advised the Board of its reputation for customer servicing, noting that it has received a #1 rating for five years in a row by Dalbar, Inc. Federated's management stated that its shareholder services include advanced technological systems that result in quick shareholder access to a broad spectrum of information, including: telephonic automated yield and performance information; consolidated monthly shareholder statements; no-fee IRAs; quarterly newsletters; year-end tax reporting information; direct deposit; and telephonic redemption and exchange.
Federated's management also discussed comparative sales loads with the Board.
In particular, it was noted that the maximum front-end sales load of the Federated Fund is the same as that of the State Bond Fund. Federated's management described rights of accumulation and other programs that can reduce sales charges with respect to the Federated Fund.
Federated's management also reviewed with the Board relative asset size and expense ratios, including relative advisory fees. The Board discussed the fact that the Federated Fund is larger in asset size than the State Bond Fund and considered potential economies of scale that might be experienced by former State Bond Fund shareholders if they were to become shareholders of a larger fund. The Board noted that the expense ratio of the Federated Fund presently is higher than that of the State Bond Fund. Federated's management advised the Board, however, that the expense ratio is lower than the average for municipal bond funds distributed through brokers (as reported by Strategic Insight), and is competitive. Federated's management discussed with the Board expense waiver and reimbursement arrangements with respect to both the Federated Fund in particular and to the complex generally.


The Chief Investment Officer, Fixed-Income, of Federated discussed with the Board the investment philosophy of Federated Advisers for its funds, including the Federated Fund. He also described the background and significant investment experience of Federated portfolio managers and other related personnel issues. The Board was presented with materials comparing the investment objectives and policies of the State Bond Fund with those of the Federated Fund, and determined that they were similar. The Board also considered the differences between the two funds, including the Federated Fund's policies with respect to junk bonds and the ability of the Federated Fund to invest in municipal bonds, the interest on which may be included in calculating the federal AMT. The Board was also presented with and discussed materials comparing the performance, Morningstar ratings and relative risks of the State Bond Fund and the Federated Fund. Federated's management also presented biographical information about each of the Directors of the Federated Fund and reviewed with the Board the structure of its compliance and internal audit departments and the scope of its training programs.
The Board also considered the potential benefits to ARM if the Reorganization is consummated. The Board discussed the fact that ARM and ARM Capital would be compensated for selling the books, records and goodwill relating to the management of the State Bond Group, agreeing to certain non-competition arrangements and cooperating in assisting in the transfer of the net assets of the State Bond Group to the Federated Funds. They also took into account the proposed payment to SBMFS of 0.25% of the average daily net assets of the



Federated Fund attributable to shareholder accounts serviced by SBMFS, as well as the possible compensation of SBMFS for distribution of additional Federated financial products in the future.
The Board noted that the State Bond Fund would not bear any of the costs involved in the Reorganization, which would be borne entirely by ARM and/or Federated. In addition, the Board discussed the anticipated tax-free nature of the Reorganization to the State Bond Fund and its shareholders.
In connection with their consideration of the Reorganization, the Board also reviewed their fiduciary obligations under state and federal law. They considered the requirements of Section 15(f) of the 1940 Act, which provides that an investment manager to an investment company, and the affiliates of such manager (such as ARM), may receive any amount or benefit in connection with a sale of any interest in such investment manager which results in an assignment of an investment management contract if (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not `interested persons'' (as defined in the 1940 Act) of the new investment manager or its predecessor; and (2) no `unfair burden'' (as defined in the 1940 Act) is imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto.
With respect to the first condition of Section 15(f) relating to Board composition, the Board was advised that the Federated Fund's Board of Directors presently consists of thirteen (13) Directors, only three (3) of whom are `interested persons.'' With respect to the second condition of Section 15(f), while there is no specific definition of `unfair burden,'' it includes any arrangement, for two years after the transaction, pursuant to which the predecessor or successor adviser is entitled to receive compensation from any person in connection with the mutual fund's purchase or sale of securities, other than bona fide ordinary compensation as principal underwriter. The definition of unfair burden also includes any payments from the fund for other than bona fide investment advisory or other services. The Board considered the fact that representations were made by Federated and ARM that the agreement among Federated, ARM and ARM Capital would contain representations and covenants that the Reorganization would not impose an unfair burden on the State Bond Group.
After reviewing and considering all of the information provided by Federated and ARM, including the terms of the Reorganization, the Board, including all of the Directors who are not interested persons of the State Bond Fund or ARM Capital, voted unanimously at a special telephonic meeting held on August 26, 1996, to approve the Reorganization and to recommend it to the shareholders of the State Bond Fund for their approval.
THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE REORGANIZATION.

Considerations of the Board of Directors of the Federated Fund. The Board of Directors of the Federated Fund, including the independent Directors, have unanimously concluded that consummation of the Reorganization is in the best interests of the Federated Fund and the shareholders of the Federated Fund and that the interests of Federated Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

Agreement Among ARM, ARM Capital and Federated
The Reorganization is being proposed as part of an agreement by and among Federated, ARM and ARM Capital, pursuant to which ARM and ARM Capital would be compensated for selling to Federated the books, records and goodwill relating to the management of the State Bond Group and cooperating in facilitating the transaction contemplated by the agreement. As part of that agreement, ARM Capital and its affiliates have agreed not to compete with Federated by providing investment advisory services to certain investment companies. Following the Reorganization, ARM or its affiliates have agreed to provide certain services to shareholders for which ARM or its affiliates may receive fees paid by Federated and/or mutual funds in which the shareholders are invested.

Agreement with State Bond Minnesota Tax-Free Income Fund
In connection with this Reorganization, the Federated Fund is also a party to an agreement and plan of reorganization whereby the Federated Fund would acquire all of the net assets of State Bond Minnesota Tax-Free Income Fund (the `State Bond Minnesota Fund'), a portfolio of State Bond Tax-Free Income Funds, Inc., in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Minnesota Fund to the holders of its shares, in complete liquidation of the State Bond Minnesota Fund. This Reorganization is not contingent upon the completion of the reorganization between the Federated Fund and the State Bond Minnesota Fund. As of October 11, 1996, the State Bond Minnesota Fund had net assets of $18,673,205 and had 1,758,375 shares outstanding. Information concerning the pro forma effect of this transaction, as well as the Reorganization, is included in the Statement of Additional Information dated October 31, 1996 (relating to this Prospectus/Proxy Statement).

Description of the Plan of Reorganization
The Plan provides that the Federated Fund will acquire all of the net assets of the State Bond Fund in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Fund to its shareholders in complete liquidation of the State Bond Fund on or about December 13, 1996 (the "Closing Date"). Shareholders of the State Bond Fund will become shareholders of the Federated Fund as of the close of business on the Closing Date, and will be entitled to the Federated Fund's next dividend distribution.
As of or prior to the Closing Date, the State Bond Fund will declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all taxable income for the period ending on the Closing Date. In addition, the State Bond Fund's dividend will include its net capital gains realized in the period ending on the Closing Date.
Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the State Bond Fund and the Federated Fund, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the State Bond Fund prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.
Federated Advisers is responsible for the payment of substantially all of the expenses of the Reorganization incurred by either party, whether or not the Reorganization is consummated. Such expenses include, but are not limited to, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the State Bond Fund shareholders and the costs of holding the Special Meeting (as hereinafter defined). ARM is responsible for the payment of the legal fees of the State Bond Fund. The accountants' fees of the State Bond Fund will be borne equally by Federated Advisers and ARM.



The foregoing description of the Plan entered into between the Federated Fund and the State Bond Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference thereto.
Description of Federated Fund Shares
Full and fractional Class A Shares of the Federated Fund will be issued without the imposition of a sales charge or other fee to the shareholders of the State Bond Fund in accordance with the procedures described above. Class A Shares of the Federated Fund to be issued to shareholders of the State Bond Fund under the Plan will be fully paid and nonassessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund dated October 31, 1996, provided herewith for additional information about Class A Shares of the Federated Fund.
Federal Income Tax Consequences
As a condition to the Reorganization, the Federated Fund and the State Bond Fund will receive an opinion from Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Federated Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Plan will constitute a tax-free reorganization under Section 368(a)(1)(C) of the Code;
(2) no gain or loss will be recognized by the Federated Fund upon its receipt of the State Bond Fund's assets solely in exchange for Federated Fund Class A Shares; (3) no gain or loss will be recognized by the State Bond Fund upon the transfer of its assets to the Federated Fund in exchange for Federated Fund Class A Shares or upon the distribution (whether actual or constructive) of the Federated Fund Class A Shares to the State Bond Fund shareholders in exchange for their shares of the State Bond Fund; (4) no gain or loss will be recognized by shareholders of the State Bond Fund upon the exchange of their State Bond Fund shares for Federated Fund Class A Shares; (5) the tax basis of the State Bond Fund's assets acquired by the Federated Fund will be the same as the tax basis of such assets to the State Bond Fund immediately prior to the Reorganization; (6) the tax basis of Federated Fund Class A Shares received by each shareholder of the State Bond Fund pursuant to the Plan will be the same as the tax basis of State Bond Fund shares held by such shareholder immediately prior to the Reorganization; (7) the holding period of the assets of the State Bond Fund in the hands of the Federated Fund will include the period during which those assets were held by the State Bond Fund; and (8) the holding period of Federated Fund Class A Shares received by each shareholder of the State Bond Fund will include the period during which the State Bond Fund shares exchanged therefor were held by such shareholder, provided the State Bond Fund shares were held as capital assets on the date of the Reorganization.
Shareholders should recognize that an opinion of counsel is not binding on the Internal Revenue Service (`IRS'') or any court. The State Bond Fund does not expect to obtain a ruling from the IRS regarding the consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the State Bond Fund, followed by the taxable liquidation of the State Bond Fund.

The Federated Fund does not anticipate that taxable sales involving significant amounts of securities of the combined portfolio will have to be made after the Reorganization to effect a realignment with the policies and investment practices of the Federated Fund.

Comparative Information on Shareholder Rights and Obligations



General. Both the Federated Fund and the State Bond Fund are open-end, diversified management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. The Federated Fund is organized as a corporation under the laws of the State of Maryland and is governed by its Articles of Incorporation, Bylaws and Board of Directors, in addition to applicable state and federal law. The State Bond Fund is organized as a separate series of State Bond Municipal Funds, Inc. under the laws of the State of Maryland and is governed by its Articles of Incorporation, Bylaws and Board of Directors, in addition to applicable state and federal law. Set forth below is a brief summary of the significant rights of shareholders of the Federated Fund and the State Bond Fund.
Shares of the Federated Fund and the State Bond Fund. The Federated Fund is authorized to issue 2,000,000,000 shares of common stock, par value $0.001 per share. The Board of Directors has established four classes of shares of the Federated Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares. The State Bond Fund has an authorized capital of 10,000,000,000 shares of common stock with a par value of $.00001 per share. The State Bond Fund is currently the sole investment portfolio of State Bond Municipal Funds, Inc. and has only one class of shares. Issued and outstanding shares of both the Federated Fund and State Bond Fund are fully paid and nonassessable, and freely transferable.
Voting Rights. Neither the Federated Fund nor the State Bond Fund is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of directors under certain circumstances. The Federated Fund requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the shares of the series of the Federated Fund entitled to vote. A special meeting of the shareholders of the State Bond Fund is required to be called upon the written request of shareholders representing not less than 25% of the shares entitled to vote. Each share of the Federated Fund gives the shareholder one vote in director elections and other matters submitted to shareholders for vote. All shares of each series or class in the Federated Fund have equal voting rights except that in matters affecting only a particular series or class, only shares of that series or class are entitled to vote. All shares of the State Bond Fund have equal voting rights.
Directors. The Bylaws of the Federated Fund provide that the term of office of each Director shall be until his or her resignation or removal and until the election and qualification of his or her successor. A Director of the Federated Fund may be removed by a vote of a majority of all shares entitled to vote at any special meeting of shareholders. A vacancy on the Board may be filled by a majority of the Directors remaining in office. The Bylaws of the State Bond Fund provide that each Director holds office from the time of his or her election until the next annual meeting of shareholders or special meeting at which Directors are elected and until his or her successor is duly elected and qualifies. No Director of the State Bond Fund shall be qualified for election by the shareholders if he or she has attained the age of 70. The Board of Directors of the State Bond Fund shall call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or Directors when requested in writing to do so by the record holders of not less than 10% of the outstanding shares. A Director of the State Bond Fund may be removed, with or without cause, by the affirmative vote of a majority of the votes entitled to be cast for the election of Directors, and such shareholders may elect a qualified person as Director to replace the Director so removed. In case of any vacancy on the Board of Directors, a majority of the remaining Directors may elect a successor to hold office until the next annual meeting of the shareholders or special meeting at which Directors are elected and until his or her successor is duly elected and qualifies. With respect to both the Federated Fund and the State Bond Fund, a meeting of shareholders will be required for the purpose of electing additional Directors whenever fewer than a majority of the Directors then in office were elected by shareholders.

Liability of Directors and Officers. The Amended and Restated Articles of Incorporation of the Federated Fund and the Articles of Amendment and Restatement of the State Bond Fund both contain provisions eliminating liability of their respective directors and officers to the corporation or its shareholders to the fullest extent permitted by Maryland law. Therefore, directors and officers will not be liable for monetary damages to the corporation or its shareholders for breach of the duty of care. However, such elimination of liability regarding a director's duty of care does not permit the elimination or limitation of liability (1) to the extent that it is proved that the person actually received an improper benefit or profit in money, property or services; (2) to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person's action, or failure to act, was committed in bad faith or was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding; or (3) for any action or failure to act occurring prior to February 18, 1988. In addition, due to the provisions of the 1940 Act, shareholders would still have the right to pursue monetary claims against directors or officers for acts involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties as directors or officers. Under the agreement by and among Federated, ARM and ARM Capital, Federated has agreed for a period of three (3) years following the Closing Date to provide coverage under a directors and officers liability insurance policy for the current Directors of the State Bond Fund.
Termination or Liquidation. In the event of the termination or liquidation of the Federated Fund or any fund or class of the Federated Fund or of the termination or liquidation of the State Bond Fund, the shareholders of the respective fund or class are entitled to receive, when and as declared by its Directors, the excess of the assets belonging to the respective fund or class over the liabilities belonging to the respective fund or class. In either case, the assets belonging to the fund or class will be distributed among the shareholders in proportion to the number of shares of the respective fund or class held by them.



Capitalization

The following table sets forth the unaudited capitalization of the Class A Shares of the Federated Fund and the shares of the State Bond Fund as of
October 11, 1996, and on a pro forma combined basis as of that date:
     Federated Fund State Bond          Pro Forma
     (Class A Shares)        Fund       Combined*
Net Assets           $2,976,891**  $80,461,189         $83,438,080
Net Asset Value Per Share              $10.40          $10.85             $10.40
Shares Outstanding           286,137       7,413,841         8,020,019
* Assuming the Federated Fund also acquires the net assets of the State Bond Minnesota Fund, as described previously, the pro forma combined fund would have net assets of $102,111,285, a net asset value per share of $10.40 and 9,814,876 shares outstanding.



**Class A Shares of the Federated Fund were established by the Board of Directors, commencing August 5, 1996. The net assets of all classes of shares of the Federated Fund as of October 11, 1996 were $386,333,704.

INFORMATION ABOUT THE FEDERATED FUND
AND THE STATE BOND FUND

Federated Municipal Opportunities Fund, Inc.

Information about the Federated Fund is contained in the Federated Fund's current Prospectus dated October 31, 1996, a copy of which is included herewith and incorporated herein by reference. Additional information about the Federated Fund is included in the Federated Fund's Annual Report to Shareholders dated August 31, 1996, the Statement of Additional Information dated October 31, 1996, and the Statement of Additional Information dated October 31, 1996 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Annual Report and Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Federated Fund at 1-800-245-5051, option one, or by writing the Federated Fund at Federated Investors Tower, Pittsburgh, PA 15222-3779. The Federated Fund is subject to the informational requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Federated Fund can be obtained by calling or writing the Federated Fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024,



450 Fifth Street, N.W., Washington, D.C. 20549 and at certain of its regional offices located at Suite 1400, Northwestern Atrium Center, 500 West Madison Street, Chicago, IL 60661 and 13th Floor, Seven World Trade Center, New York, NY 10048. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Federated Fund with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.
State Bond Tax Exempt Fund

Information about the State Bond Fund and State Bond Municipal Funds, Inc. is contained in the State Bond Fund's current Prospectus dated November 1, 1995, the Annual Report to Shareholders dated June 30, 1996, the Statement of Additional Information dated November 1, 1995, and the Statement of Additional Information dated October 31, 1996 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectus, Annual Report, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the State Bond Fund by calling 1-800-328-4735 or by writing to the State Bond Fund at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069.



The State Bond Fund is subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by State Bond Municipal Funds, Inc. or its portfolio, the State Bond Fund, can be obtained by calling or writing the State Bond Fund and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section.


VOTING INFORMATION
This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the State Bond Fund of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held at 3:40 p.m. on December 9, 1996 at: 100 North Minnesota Street, New Ulm, Minnesota 56073-0069, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the State Bond Fund an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.
The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Advisers. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the State Bond Fund, Federated Advisers and their respective affiliates at no additional cost to the State Bond Fund. Such solicitations may be by telephone, telegraph or personal contact. Federated Advisers will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.
Outstanding Shares and Voting Requirements

The Board of Directors of the State Bond Fund has fixed the close of business on October 11, 1996, as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof. As of the record date, there were 7,413,841 shares of the State Bond Fund outstanding. Each of the State Bond Fund's shares is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the Directors and officers of the State Bond Fund as a group owned less than 1% of the outstanding shares of the State Bond Fund. To the best knowledge of ARM Capital, as of the record date, no person owned beneficially or of record 5% or more of the State Bond Fund's outstanding shares.
As of the record date, there were 286,137 Class A, 182,792 Class B, 1,860
Class C and 36,663,760 Class F Shares of the Federated Fund outstanding. On the record date, the Directors and officers of the Federated Fund as a group owned less than 1% of the outstanding Class A, Class B, Class C and Class F Shares of the Federated Fund. To the best knowledge of Federated Advisers, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the Federated Fund's outstanding Class A, Class B, Class C or Class F Shares.

                                                       PERCENT OF



               NAME AND ADDRESS         SHARES OWNED   OUTSTANDING
CLASS A                                                SHARES
SHARES


               Merrill Lynch Pierce
               Fenner & Smith           276,261.000    96.54%
               Jacksonville, Florida
          Merrill Lynch Pierce    276,261   96.54%
          Fenner & Smith
          Jacksonville, Florida
          Jacksonville, Florida

                                                       PERCENT OF
CLASS B                                 SHARES OWNED   OUTSTANDING
SHARES         NAME AND ADDRESS                        SHARES


               William P. Betchman and
               Shirley P. Betchman,
               joint tenants in commo
               mn
               Charleston, South        23,832.221     13.02%
               Carolina

               BHC Securities, Inc.
               Philadelphia,            21,127.782     11.54%
               Pennsylvania



               LEWCO Securities Corp.
               Jersey City, New Jersey  16,755.387     9.15%

               Merrill Lynch Pierce
               Fenner & Smith
               Jacksonville, Florida    14,560.000     7.95%
          Jacksonville, Florida

               Ann Smith and Christine
               E. Datz, joint with
               right of survivorship
               New York, New York       11,015.326     6.02%

               Harry Bass
               Briarwood, New York      9,637.414      5.26%

                                                       PERCENT OF
CLASS C                                 SHARES OWNED   OUTSTANDING
SHARES         NAME AND ADDRESS                        SHARES


               Key Clearing Corp.
               Brooklyn, Ohio           1,6865.832     90.63%

                                                       PERCENT OF
CLASS F                                 SHARES OWNED   OUTSTANDING
SHARES         NAME AND ADDRESS                        SHARES



               Merrill Lynch Pierce
               Fenne                    9,858,844.843  26.82%
               sr & Smith
               Jacksonville, Florida

Approval of the Plan requires the affirmative vote of a majority of the outstanding shares of the State Bond Fund. The votes of shareholders of the Federated Fund are not being solicited since their approval is not required in order to effect the Reorganization.
One-third of the issued and outstanding shares of the State Bond Fund, represented in person or by proxy, will be required to constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting. Because approval of the Reorganization requires the approval of a majority of the outstanding shares of the State Bond Fund, abstentions and "broker non-votes" will have the same effect as if they were votes against the Reorganization.
Dissenter's Right of Appraisal
Shareholders of the State Bond Fund objecting to the Reorganization have no appraisal rights under the State Bond Fund's Articles of Incorporation or Maryland law. Under the Plan, if approved by State Bond Fund shareholders, each shareholder will become the owner of Class A Shares of the Federated Fund having a total net asset value equal to the total net asset value of his or her holdings in the State Bond Fund at the Closing Date.
OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY




Management of the State Bond Fund knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment.

Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.



     EXHIBIT A



AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated September 23, 1996 (the "Agreement"), between FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., a Maryland corporation (hereinafter called the "Acquiring Fund"), and STATE BOND MUNICIPAL FUNDS, INC., a Maryland corporation (hereinafter called the "Corporation") on behalf of its portfolio STATE BOND TAX EXEMPT FUND (hereinafter called the "Acquired Fund"). This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the net assets of the Acquired Fund in exchange solely for Class A Shares of the Acquiring Fund (the "Acquiring Fund Shares") and the distribution, after the Closing Date (as hereinafter defined), of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Corporation and the Acquiring Fund are registered open-end management investment companies and the Acquired Fund owns securities in which the Acquiring Fund is permitted to invest;
WHEREAS, both the Acquired Fund and the Acquiring Fund are authorized to issue shares of common stock or shares of beneficial interest, as the case may be; WHEREAS, the Board of Directors, including a majority of the directors who are not "interested persons" (as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), of the Acquiring Fund has determined that the exchange of all of the net assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and



WHEREAS, the Board of Directors, including a majority of the directors who are not "interested persons" (as defined under the 1940 Act), of the Corporation has determined that the exchange of all of the net assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund shareholders;
NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:
1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.
1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund all of the net assets of the Acquired Fund, including all securities and cash, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in paragraph 1.5, beneficially owned by the Acquired Fund, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3. Such transaction shall take place at the closing (the "Closing") on the closing date (the "Closing Date") provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account, for the benefit of its shareholders, on the stock record books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.
1.2 The Acquired Fund will discharge or make provision for the discharge of all of its liabilities and obligations prior to or on the Closing Date.
1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company (hereinafter called "State Street"), Boston, Massachusetts, the



Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all necessary documents to transfer to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims created by the Acquired Fund. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.
1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund thereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

1.5 As soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. In addition, each Acquired Fund Shareholder shall have the right to receive any unpaid dividends or other distributions which were declared before the Valuation Date (as hereinafter defined) with respect to the shares of the Acquired Fund that are held by the shareholder on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share record books of the Acquiring Fund in the names of the Acquired Fund Shareholders, and representing the respective pro rata number of the



Acquiring Fund Shares due such shareholders, based on their ownership of shares of the Acquired Fund on the Closing Date. All issued and outstanding Shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares, after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.
1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.8 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Corporation up to and including the Closing Date and such later dates, with respect to dissolution and deregistration of the Corporation, on which the Corporation is dissolved and deregistered.
1.9 The Corporation shall be deregistered as an investment company under the 1940 Act and dissolved as a Maryland corporation as promptly as practicable following the Closing Date and the making of all distributions pursuant to paragraph 1.5.
2.   VALUATION.



2.1 The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (such time and date being herein called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.
2.2 The net asset value of each Acquiring Fund Share shall be the net asset value per share computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.
2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2.
2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.
3.   CLOSING AND CLOSING DATE.

3.1 The Closing Date shall be December 13, 1996 or such later date as the parties may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at 4:00 p.m. (Eastern time) at the offices of the Acquiring Fund, Federated Investors Tower, Pittsburgh, PA 15222-3779, or such other time and/or place as the parties may mutually agree.




3.2 If on the Valuation Date (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
3.3 ARM Transfer Agency, Inc., as transfer agent for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption agreements, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
4.   REPRESENTATIONS AND WARRANTIES.
4.1  The Corporation represents and warrants to the Acquiring Fund as follows:
(a) The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has power to own all of its properties and assets and to carry out this Agreement.
(b) The Corporation is registered under the 1940 Act, as an open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.



(c) The Corporation is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Corporation's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound.
(d) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will result in liability to it after the Closing Date.
(e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
(f) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(g) The Statement of Assets and Liabilities of the Acquired Fund at June 30, 1995 and 1996, have been audited by Ernst & Young LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.
(h) Since June 30, 1996, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.
(i) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed or an appropriate extension obtained, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof or contest in good faith, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.
(j) For each fiscal year of its operation, subject to applicable statute of limitation periods, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.
(k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.



(l) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.
(m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Corporation and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).
(n) The prospectus/proxy statement of the Acquired Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5 (only insofar as it relates to the Acquired Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
4.2  The Acquiring Fund represents and warrants to the Corporation as follows:
(a) The Acquiring Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to carry on its business as it is now being conducted and to carry out this Agreement.
(b) The Acquiring Fund is registered under the 1940 Act as an open-end, diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.



(c) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.
(d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
(e) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(f) The Statement of Assets and Liabilities of the Acquiring Fund at August 31, 1995 and 1996, have been audited by Deloitte & Touche LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.



(g) Since August 31, 1996, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund.
(h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed or an appropriate extension obtained, by such date shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof or contest in good faith, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.
(i) For each fiscal year of its operation, subject to applicable statute of limitation periods, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.
(j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.
(k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).
(l) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.
5.2 The Corporation will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Corporation's President and its Treasurer.




5.5 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement, referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.7 Prior to the Valuation Date, the Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Date, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before June 30, 1996 and for the period from said date to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before June 30, 1996 and in the period from said date to and including the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.



The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
6.1 All representations and warranties of the Corporation contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.
6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund.
6.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Corporation made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.
7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.
The obligations of the Acquired Fund to consummate the transactions provided herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:



7.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.
7.2 The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.
7.3 There shall not have been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business since the date hereof other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness, except as otherwise disclosed to and accepted by the Acquired Fund.
8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, either party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.
8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Corporation's Articles of Incorporation and the 1940 Act.



8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.
8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The Acquiring Fund and the Corporation shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:
(a) The transfer of all of the Acquired Fund net assets in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code; (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares;
(c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund; (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares; (e) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization;
(g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (h) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).
9.   TERMINATION OF AGREEMENT.

9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors of the Corporation or the Board of Directors of the Acquiring Fund at any time prior to the Closing Date (and notwithstanding any vote of the Acquired Fund Shareholders) if circumstances should develop that, in the opinion of either of the parties' Board, make proceeding with this Agreement inadvisable.




9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the directors or officers of the Corporation or the Acquiring Fund or the shareholders of the Acquiring Fund or of the Acquired Fund, in respect of this Agreement.
10.    WAIVER.
At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of Directors of the Acquiring Fund or the Board of Directors of the Corporation, if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or of the Acquired Fund, as the case may be.
11.    MISCELLANEOUS.
11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.
11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.
11.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflicts of laws.
11.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.



11.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6 An agreement has been entered into under which Federated Advisers will assume substantially all of the expenses of the reorganization including registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund Shareholders and the costs of holding the special meeting of shareholders. ARM Financial Group, Inc. will assume the legal fees of the Acquired Fund. The accountants' fees of the Acquired Fund will be borne equally by Federated Advisers and ARM Financial Group, Inc.

[THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK]


IN WITNESS WHEREOF, the Acquired Fund and the Acquiring Fund have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

     Acquired Fund:
     STATE BOND MUNICIPAL FUNDS, INC.,



     on behalf of its portfolio,
Attest:   STATE BOND TAX EXEMPT FUND




/s/ Sheri Bean                                         By:  /s/ Kevin L. Howard

Name:  Sheri Bean          Name:  Kevin L. Howard
Title:   Assistant Secretary         Title:   Vice President and Secretary





     Acquiring Fund:
Attest:   FEDERATED MUNICIPAL OPPORTUNITIES  FUND, INC.




/s/ S. Elliott Cohan                                   By:  /s/ J. Christopher
Donahue
Name:  S. Elliott Cohan         Name:  J. Christopher Donahue
Title:   Assistant Secretary         Title:   Executive Vice President
















G01866-01





STATEMENT OF ADDITIONAL INFORMATION
October 31, 1996
ACQUISITION OF THE ASSETS OF
STATE BOND TAX EXEMPT FUND,
A PORTFOLIO OF
STATE BOND MUNICIPAL FUNDS, INC.
100 NORTH MINNESOTA STREET
P.O. BOX 69
NEW ULM, MINNESOTA  56073-0069
TELEPHONE NUMBER:  1-800-328-4735
BY AND IN EXCHANGE FOR CLASS A SHARES OF
FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA  15222-3779
TELEPHONE NUMBER:  1-800-245-5051, OPTION ONE

        This Statement of Additional Information dated October 31, 1996 is not a prospectus. A Prospectus/Proxy Statement dated October 31, 1996 related to the above-referenced matter may be obtained from Federated Municipal Opportunities Fund, Inc., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.
This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


TABLE OF CONTENTS



        1. STATEMENT OF ADDITIONAL INFORMATION OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., DATED OCTOBER 31, 1996.

        2. STATEMENT OF ADDITIONAL INFORMATION OF STATE BOND TAX EXEMPT FUND, A PORTFOLIO OF STATE BOND MUNICIPAL FUNDS, INC., DATED NOVEMBER 1, 1995.

        3. FINANCIAL STATEMENTS OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., DATED AUGUST 31, 1996.

        4. FINANCIAL STATEMENTS OF STATE BOND TAX EXEMPT FUND, A PORTFOLIO OF STATE BOND MUNICIPAL FUNDS, INC., DATED JUNE 30, 1996.

        5. PRO FORMA FINANCIAL INFORMATION OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., DATED AUGUST 31, 1996.
        The Statement of Additional Information of Federated Municipal Opportunities Fund, Inc. (the "Federated Fund"), dated October 31, 1996, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Federated Fund's Registration Statement on Form N-1A (File Nos. 33-11410 and 811-4533) which was filed with the Securities and Exchange Commission on or about October 25, 1996. A copy may be obtained, upon request and without charge, from the Federated Fund at Federated Investors Tower, Pittsburgh, PA 15222-3279; telephone number: 1-800-245-5051, option one.
        The Statement of Additional Information of State Bond Tax Exempt Fund (the "State Bond Fund"), a portfolio of State Bond Municipal Funds, Inc. (the "Corporation"), dated November 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Corporation's Registration Statement on Form N-1A (File Nos. 2-77156 and 811-3454) which was filed with the Securities and Exchange Commission on or about August 29, 1995. A copy may be obtained, upon request and without charge, from the State Bond Fund at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069; telephone number: 1-800-328-4735.
        The audited financial statements of the Federated Fund, dated August 31, 1996, are incorporated herein by reference to the Federated Fund's Annual Report to Shareholders dated August 31, 1996 which was filed with the Securities and Exchange Commission. A copy may be obtained, upon request and without charge, from the Federated Fund at Federated Investors Tower, Pittsburgh, PA 15222-3279; telephone number: 1-800-245-5051, option one.
        The audited financial statements of the State Bond Fund, dated June 30, 1996, are incorporated herein by reference to the State Bond Fund's Annual Report to Shareholders dated June 30, 1996, which was filed with the Securities and Exchange Commission. A copy may be obtained, upon request and without charge, from the State Bond Fund at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069; telephone number 1-800-328-4735.
      The pro forma financial information of the Federated Fund, dated
August 31, 1996 is included herein.
        Federated Municipal Opportunities Fund, Inc. (formerly, Fortress Municipal Income Fund, Inc.)
        State Bond Minnesota Tax-Free Income Fund
        State Bond Tax Exempt Fund
        Introduction to Proposed Merger
        August 31, 1996 (unaudited)







          THE ACCOMPANYING UNAUDITED PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS, STATEMENT OF ASSETS AND LIABILITIES, AND STATEMENT OF OPERATIONS REFLECT THE ACCOUNTS OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., STATE BOND MINNESOTA TAX-FREE INCOME FUND, AND STATE BOND TAX EXEMPT FUND, COLLECTIVELY (`THE FUNDS''), FOR THE YEAR ENDED AUGUST 31, 1996. THESE STATEMENTS HAVE BEEN DERIVED FROM THE BOOKS AND RECORDS UTILIZED IN CALCULATING DAILY NET ASSET VALUES AT AUGUST 31, 1996. THE ACCOUNTS REFLECTED ON THE STATE BOND MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX EXEMPT FUND HAVE BEEN BROUGHT UP TO AUGUST 31, 1996. THIS UPDATING WAS ACCOMPLISHED BY ADDING THE RESULTS OF OPERATIONS FROM JULY 1, 1996 THROUGH AUGUST 31, 1996 TO ITS JUNE 30, 1996 FISCAL YEAR ENDS, AND BY DEDUCTING THE RESULTS OF OPERATIONS FROM JULY 1, 1995 THROUGH AUGUST 31, 1995. THE PRO FORMA STATEMENTS GIVE EFFECT TO THE PROPOSED TRANSFER OF ASSETS FROM STATE BOND MINNESOTA TAX-FREE INCOME FUND IN EXCHANGE FOR CLASS A SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. AND THE PROPOSED TRANSFER OF ASSETS FROM STATE BOND TAX EXEMPT FUND IN EXCHANGE FOR CLASS A SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. THESE TWO SEPARATE PROPOSED TRANSFERS WILL OCCUR SIMULTANEOUSLY.


PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)









FEDERATED                                                                         FEDERATED
MUNICIPAL                                                                         MUNICIPAL
OPPORTUN-                                                                         OPPORTUNITIES
ITIES                                                                             FUND, INC.
FUND, INC.  STATE BOND                                                            (FORMERLY,     STATE BOND
(FORMERLY,  MINNESOTA   STATE BOND                                                FORTRESS       MINNESOTA   STATE
FORTRESS    TAX-FREE     TAX                                                      MUNICIPAL      TAX-FREE    BOND
MUNICIPAL   INCOME FUND  EXEMPT       PRO FORMA                                   INCOME         INCOME FUND  TAX       PRO FORMA
INCOME                  FUND          COMBINED                                    FUND, INC.)                 EXEMPT    COMBINED
FUND,                                                                                                        FUND
INC.)

                                                                       MOODY'S/
 PRINCIPAL  PRINCIPAL    PRINCIPAL     PRINCIPAL                       S&P
AMOUNT      AMOUNT      AMOUNT        AMOUNT                           RATING*    VALUE          VALUE       VALUE      VALUE

MUNICIPAL BONDS (97.7%)

                                                     ALABAMA- 1.2%

6,000,000   ---         ---           6,000,000      Courtland, AL,
                                                     IDB, Solid Waste
                                                     Disposal Revenue  BBB/Baa1   5,869,680      ---         ---        5,869,680
                                                     Bonds (Series
                                                     A), 6.375%



                                                     (Champion
                                                     International
                                                     Corp.)/(Original
                                                     Issue Yield:
                                                     6.52%), 3/1/2029

                                                     ALASKA-- 0.4%

---         ---         690,000       690,000        Alaska Housing
                                                     Finance Corp.,
                                                     Collateralized,
                                                     Veterans
                                                     Mortgage
                                                     Program, Series
                                                     1991 B-1,
                                                     6.900%,
                                                     due 2032          Aaa/AAA    ---            ---         708,471    708,471

---         ---         325,000       325,000        Alaska Housing    Aaa/AAA
                                                     Finance Corp.,               ---            ---         334,419    334,419
                                                     Collaterized
                                                     Home Mortgage
                                                     Bonds, 1988
                                                     Series A-1,
                                                     7.625%, due 2013

---         ---         1,000,000     1,000,000      Alaska Valdez
                                                     Marine Terminal,
                                                     5.650%,



                                                     due 2028          Aa3/AA-    ---            ---         940,090    940,090

                                                         Total                    ---            ---         1,982,980  1,982,980

                                                     ARIZONA-0.3%

---         ---         1,500,000     1,500,000      Arizona           A/A        ---            ---         1,478,205  1,478,205
                                                     Industrial
                                                     Development
                                                     Authority,
                                                     5.450%, due 2009

                                                     ARKANSAS--1.7%

2,920,000   ---         ---           2,920,000      Conway, AR,
                                                     Hospital          BBB/NR     2,976,560      ---         ---        2,976,560
                                                     Authority,
                                                     Revenue Bonds,
                                                     7.125% (Conway
                                                     Regional
                                                     Hospital),
                                                     2/1/2013

3,000,000   ---         ---           3,000,000      Conway, AR,
                                                     Hospital          BBB/NR     3,205,800      ---         ---        3,205,800
                                                     Authority,
                                                     Revenue
                                                     Refunding Bonds,
                                                     8.125% (Conway



                                                     Regional
                                                     Hospital),
                                                     7/1/2005

1,000,000   ---         ---           1,000,000      Conway, AR,
                                                     Hospital          BBB/NR     1,074,850      ---         ---        1,074,850
                                                     Authority,
                                                     Revenue
                                                     Refunding Bonds,
                                                     8.375% (Conway
                                                     Regional
                                                     Hospital),
                                                     7/1/2011

1,000,000   ---         ---           1,000,000      Little Rock, AR,
                                                     Health            A+/NR      1,062,400      ---         ---        1,062,400
                                                     Facilities
                                                     Board, Revenue
                                                     Refunding Bonds,
                                                     7.00% (Baptist
                                                     Medical Center,
                                                     AR), 10/1/2017

                                                         Total                    8,319,610      ---         ---        8,319,610

                                                     CALIFORNIA-0.5%

---         ---         500,000       500,000        Berkeley, CA,
                                                     School District,



                                                     5.800%,
                                                     due 2020          Aaa/AAA    ---            ---         488,600    488,600

---         ---         1,000,000     1,000,000      Central Coast
                                                     Water Authority
                                                     Revenue Bonds,
                                                     Series 1992,      Aaa/AAA    ---            ---         1,075,550  1,075,550
                                                     6.350%, due 2007

---         ---         1,000,000     1,000,000      Walnut Valley,
                                                     CA, Water
                                                     District,
                                                     Certificate of
                                                     Participation,
                                                     6.125%, due
                                                     2009              Aaa/AAA    ---            ---         1,032,820  1,032,820

                                                         Total                    ---            ---         2,596,970  2,596,970

                                                     COLORADO--0.8%

695,000     ---         ---           695,000        Colorado HFA,
                                                     SFM Revenue       AA/NR      729,250        ---         ---        729,250
                                                     Bonds (Series A-
                                                     2), 7.70% (FHA
                                                     GTD), 2/1/2023

2,775,000   ---         ---           2,775,000      Colorado HFA,
                                                     SFM Revenue       AA/NR      2,891,162      ---         ---        2,891,162
                                                     Bonds (Series C-



                                                     2), 7.375% (FHA
                                                     GTD), 8/1/2023

295,000     ---         ---           295,000        El Paso County,
                                                     CO, HFA, SFM      AAA/NR     310,573        ---         ---        310,573
                                                     Revenue Bonds,
                                                     8.00% (GNMA
                                                     COL), 9/1/2022

---         ---         210,000       210,000        Housing Finance
                                                     Agency, Single    Aa/NR      ---            ---         214,505    214,505
                                                     Family Housing
                                                     Revenue Bonds,
                                                     1986 Series A,
                                                     8.000%, due 2017

                                                         Total                    3,930,985      ---         214,505    4,145,490

                                                     DISTRICT OF
                                                     COLUMBIA- 0.3%

---         ---         1,250,000     1,250,000      District of       NR/AAA     ---            ---         1,275,012  1,275,012
                                                     Columbia
                                                     University
                                                     Revenue Bonds,
                                                     6.300%, due 2013

                                                     IDAHO--0.9%

1,145,000   ---         ---           1,145,000      Idaho Housing



                                                     Agency, SFM       AA/NR      1,193,823      ---         ---        1,193,823
                                                     Revenue Bonds
                                                     (Series A),
                                                     7.50% (FHA GTD),
                                                     7/1/2024

2,785,000   ---         ---           2,785,000      Idaho Housing
                                                     Agency, SFM       AA/Aa      2,918,290      ---         ---        2,918,290
                                                     Revenue Bonds
                                                     (Series F-2),
                                                     7.80% (FHA GTD),
                                                     1/1/2023

                                                         Total                    4,112,113      ---         ---        4,112,113

                                                     ILLINOIS--7.0%

---         ---         2,000,000     2,000,000      Chicago, IL,
                                                     Water Revenue
                                                     Bonds,
                                                     7.200% due 2016   A1/AA-     ---            ---         2,194,460  2,194,460

---         ---         1,000,000     1,000,000      Chicago, IL,
                                                     Public District
                                                     Capital
                                                     Improvement       Aaa/AAA    ---            ---         1,024,200  1,024,200
                                                     Bonds, 5.450%,
                                                     due 2004

---         ---         1,480,000     1,480,000      City of Chicago,



                                                     IL, Gas Supply
                                                     Revenue
                                                     Bonds, 7.500%,    Aa3/AA-    ---            ---         1,606,111  1,606,111
                                                     due 2015

---         ---         1,100,000     1,100,000      City of Chicago,  Aa3/AA     ---            ---         1,198,076  1,198,076
                                                     IL, Gas Supply
                                                     Revenue Bonds,
                                                     7.500%, due 2015

--          ---         500,000       500,000        Cook County, IL,  Aaa/AAA    ---            ---         499,945    499,945
                                                     6.000%, due 2017

---         ---         1,000,000     1,000,000      Cook County, IL
                                                     Community Cons.
                                                     School District   Aaa/AAA    ---            ---         1,023,880  1,023,880
                                                     #6, 5.875%, due
                                                     2008

4,500,000   ---         ---           4,500,000      Granite City,
                                                     IL, Hospital
                                                     Facilities        BB+/Baa    4,637,520      ---         ---        4,637,520
                                                     Authority,
                                                     Revenue
                                                     Refunding Bonds
                                                     (Series A),
                                                     8.125% (St.
                                                     Elizabeth
                                                     Medical
                                                     Center)/(Origina



                                                     l Issue Yield:
                                                     8.167%),
                                                     6/1/2008

3,000,000   ---         ---           3,000,000      Illinois
                                                     Development       NR         2,667,210      ---         ---        2,667,210
                                                     Finance
                                                     Authority,
                                                     Housing Revenue
                                                     Bonds, 6.10%
                                                     (Catholic
                                                     Charities
                                                     Housing
                                                     Development
                                                     Corp), 1/1/2020

10,000,000  ---         ---           10,000,000     Illinois Health
                                                     Facilities        NR         10,459,300     ---         ---        10,459,300
                                                     Authority,
                                                     Hospital Revenue
                                                     Bonds (Series
                                                     A), 9.25%
                                                     (Edgewater
                                                     Hospital &
                                                     Medical Center,
                                                     IL), 7/1/2024

---         ---         1,400,000     1,400,000      Illinois Health
                                                     Facility



                                                     Authorized
                                                     Revenue,
                                                     6.000%, due 2015  Aaa/AAA    ---            ---         1,378,468  1,378,468

---         ---         1,000,000     1,000,000      Illinois State
                                                     Dedicated Tax,
                                                     6.000%, due
                                                     2015              Aaa/AAA    ---            ---         998,760    998,760

---         ---         1,050,000     1,050,000      Illinois State
                                                     University
                                                     Auxiliary
                                                     Facility
                                                     System, Board of
                                                     Regents Revenue
                                                     Bonds,
                                                     Series 1989,      Aaa/A      ---            ---         1,156,680  1,156,680
                                                     7.400%, due 2014

---         ---         500,000       500,000        Illinois State
                                                     University
                                                     Auxiliary
                                                     Facility
                                                     System, Board of
                                                     Regents Revenue
                                                     Bonds,
                                                     Series  1989,     Aaa/A      ---            ---         550,800    550,800
                                                     7.400%, due 2013

---         ---         2.350,000     2.350,000      Metropolitan



                                                     Pier Exposition
                                                     Authority,
                                                     IL, Dedicated
                                                     State Tax Rev.
                                                     Bonds,
                                                     6.000%, due 2104  A/A+       ---            ---         2,337,052  2,337,052

---         ---         2,000,000     2,000,000      Rolling Meadows,
                                                     IL, Mortgage
                                                     Revenue
                                                     Bonds Woodfield
                                                     Garden, 7.750%
                                                     due 2004          NR/A-      ---            ---         2,122,240  2,122,240

                                                         Total                    17,764,030     ---         16,090,67  33,854,702
                                                                                                             2

                                                     INDIANA--9.2%

---         ---         550,000       550,000        Beech Grove, IN,
                                                     IDR
                                                     8.750%,           A1/A       ---            ---         556,424    556,424
                                                     (Westvaco Corp)
                                                     due 2010

---         ---         1,000,000     1,000,000      Highland, IN,
                                                     School Building
                                                     Corp.,
                                                     6.750%, due 2012  NR/AAA     ---            ---         1,105,850  1,105,850



                        1,300,000     1,300,000      Indiana
                                                     Municipal Power
                                                     Agency, Series
                                                     1992 A, 6.000%,   Aaa/AAA    ---            ---         1,363,245  1,363,245
                                                     due 2007

3,000,000   ---         ---           3,000,000      Indiana Port
                                                     Commission, Port  NR/Aa3     3,232,500      ---         ---        3,232,500
                                                     Facility Revenue
                                                     Refunding Bonds,
                                                     6.875% (Cargill,
                                                     Inc.), 5/1/2012

855,000     ---         ---           855,000        Indiana State
                                                     HFA, SFM Revenue  NR/Aaa     902,410        ---         ---        902,410
                                                     Bonds (Series
                                                     A), 8.20% (GNMA
                                                     COL), 7/1/2020

---         ---         1,100,000     1,100,000      Indiana State
                                                     Toll Roads,
                                                     Revenue
                                                     Refunding Bond,   A-/A       ---            ---         1,099,967  1,099,967
                                                     6.00%, due 2013

2,785,000   ---         ---           2,785,000      Indiana State
                                                     HFA, SFM Revenue  NR/Aaa     2,941,406      ---         ---        2,941,406
                                                     Home Mortgage
                                                     Program (Series
                                                     F-2), 7.75%



                                                     (GNMA COL),
                                                     7/1/2022

---         ---         1,150,000     1,150,000      Indiana
                                                     Transportation
                                                     Finance
                                                     Authority,
                                                     Series A,         A/NR       ---            ---         1,160,108  1,160,108
                                                     6.250%, due 2016

17,100,000  ---         ---           17,100,000     Indianapolis,
                                                     IN, Airport
                                                     Authority,        BBB/Baa2   18,041,355     ---         ---        18,041,355
                                                     Special
                                                     Facilities
                                                     Revenue Bonds,
                                                     7.10% (Federal
                                                     Express
                                                     Corp.)/(Original
                                                     Issue Yield:
                                                     7.178%),
                                                     1/15/2017

---         ---         3,225,000     3,225,000      Indianapolis,
                                                     IN, Public
                                                     Improvement
                                                     Bonds, Bank       Aaa/NR     ---            ---         3,558,014  3,558,014
                                                     Series C,
                                                     6.700%, due 2017



2,750,000   ---         ---           2,750,000      LaPorte County,
                                                     IN, Hospital
                                                     Authority,        BBB-/Aaa   2,870,780      ---         ---        2,870,780
                                                     Hospital
                                                     Facilities
                                                     Revenue
                                                     Refunding Bond,
                                                     8.75% (LaPorte
                                                     Hospital, Inc.,
                                                     IN)/(United
                                                     States Treasury
                                                     PRF)/(Original
                                                     Issue Yield:
                                                     8.848%),
                                                     3/1/1997 (@102)

5,000,000   ---         ---           5,000,000      LaPorte County,
                                                     IN, Hospital
                                                     Authority,        BBB/Baa1   4,587,750      ---         ---        4,587,750
                                                     Hospital
                                                     Facility Revenue
                                                     Refunding Bonds,
                                                     6.00% (LaPorte
                                                     Hospital, Inc.,
                                                     IN)/(Original
                                                     Issue Yield:
                                                     6.35%), 3/1/2023

3,000,000   ---         ---           3,000,000      LaPorte County,



                                                     IN, Hospital
                                                     Authority,        BBB/Baa    2,908,350      ---         ---        2,908,350
                                                     Hospital
                                                     Facility Revenue
                                                     Refunding Bonds,
                                                     6.25% (LaPorte
                                                     Hospital, Inc.,
                                                     IN)/(Original
                                                     Issue Yield:
                                                     6.35%), 3/1/2012

                                                         Total                    35,484,551     ---         8,843,608  44,328,159

                                                     IOWA--0.2%

1,000,000   ---         ---           1,000,000      Davenport, IA,
                                                     PCA, PCR          NR         1,057,090      ---         ---        1,057,090
                                                     Refunding Bonds,
                                                     Nicols-
                                                     Homeshield
                                                     Project, 8.375%
                                                     (Quanex Corp.),
                                                     12/1/2005

                                                     KENTUCKY--1.0%

3,500,000   ---         ---           3,500,000      Kenton County,
                                                     KY, Airport
                                                     Board, Special    BB/Ba3     3,729,600      ---         ---        3,729,600



                                                     Facilities
                                                     Revenue Bonds
                                                     (Series A),
                                                     7.50% (Delta Air
                                                     Lines,
                                                     Inc.)/(Original
                                                     Issue Yield:
                                                     7.60%), 2/1/2020

1,200,000   ---         ---           1,200,000      Kentucky
                                                     Pollution         NR         1,200,000      ---         ---        1,200,000
                                                     Abatement &
                                                     Water Resource
                                                     Finance
                                                     Authority Daily
                                                     VRDNs (Toyota
                                                     Motor Credit
                                                     Corp.)

                                                         Total                    4,929,600      ---         ---        4,929,600

                                                     LOUISIANA-5.5%

3,000,000   ---         ---           3,000,000      De Soto Parish,
                                                     LA,               A-/A3      3,381,990      ---         ---        3,381,990
                                                     Environmental
                                                     Improvement
                                                     Authority,
                                                     Revenue Bonds,



                                                     7.70%
                                                     (International
                                                     Paper Co.),
                                                     11/1/2018

                                                     Lake Charles,
5,000,000   ---         ---           5,000,000      LA, Harbor &
                                                     Terminal          NR/Baa3    5,598,550      ---         ---        5,598,550
                                                     District, Port
                                                     Facilities
                                                     Revenue
                                                     Refunding Bond,
                                                     Trunkline Lining
                                                     Co Project,
                                                     7.75% (Panhandle
                                                     Eastern Corp.),
                                                     8/15/2022

---         ---         750,000       750,000        Rapides Parish,
                                                     LA, Housing &
                                                     Mortgage
                                                     Finance
                                                     Authority,
                                                     Single Family
                                                     Mortgage,         Aaa/AA-    ---            ---         847,770    847,770
                                                     7.250%, due 2010

5,645,000   ---         ---           5,645,000      St. Charles
                                                     Parish, LA, PCR   BBB+/Baa2  5,956,660                             5,956,660



                                                     Bonds, 7.50%
                                                     (Louisiana Power
                                                     & Light
                                                     Co.)/(Original
                                                     Issue Yield:
                                                     7.542%),
                                                     6/1/2021

1,400,000   ---         ---           1,400,000      St. Charles
                                                     Parish, LA, PCR   NR/Baa3    1,523,914      ---         ---        1,523,914
                                                     Bonds, 8.00%
                                                     (Louisiana Power
                                                     & Light Co.),
                                                     12/1/2014

2,100,000   ---         ---           2,100,000      St. Charles
                                                     Parish, LA, PCR   NR         2,289,462                  ---        2,289,462
                                                     Bonds, 8.25%
                                                     (Louisiana Power
                                                     & Light
                                                     Co.)/(Original
                                                     Issue Yield:
                                                     8.273%),
                                                     6/1/2014

3,650,000   ---         ---           3,650,000      St. Charles
                                                     Parish, LA,
                                                     Solid Waste       BBB+/Baa2  3,758,770      ---         ---        3,758,770
                                                     Disposal Revenue



                                                     Bonds (Series
                                                     A), 7.00%
                                                     (Louisiana Power
                                                     & Light
                                                     Co.)/(Original
                                                     Issue Yield:
                                                     7.04%),
                                                     12/1/2022

3,000,000   ---         ---           3,000,000      St. James
                                                     Parish, LA,       NR         3,049,200      ---         ---        3,049,200
                                                     Solid Waste
                                                     Disposal Revenue
                                                     Bonds, 7.70%
                                                     (Freeport
                                                     McMoRan,
                                                     Inc.)/(Original
                                                     Issue Yield:
                                                     7.75%),
                                                     10/1/2022

                                                         Total                    25,558,546     ---         847,770    26,406,316

                                                     MAINE--1.0%

---         ---         400,000       400,000        Maine State
                                                     Housing
                                                     Authority,
                                                     Mortgage



                                                     Purchase Bonds,
                                                     1988 Series B,
                                                     8.000%,
                                                     due 2015          A1/AA-     ---            ---         420,596    420,596

4,200,000   ---         ---           4,200,000      Maine State
                                                     Housing           A+/A1      4,418,778      ---         ---        4,418,778
                                                     Authority,
                                                     Revenue Bonds
                                                     (Series D-3),
                                                     8.20%,
                                                     11/15/2019

                                                         Total                    4,418,778      ---         420,596    4,839,374

                                                     MARYLAND-0.2%

---         ---         740,000       740,000        Maryland City
                                                     Housing Multi-
                                                     Family
                                                     Housing, FNMA,
                                                     Series A, 7.250%
                                                     due 2023          NR/AAA     ---            ---         767,927    767,927

                                                     MASSACHUSETTS--
                                                     2.8%

21,000,000  ---         ---           21,000,000     Massachusetts
                                                     IFA, Solid Waste  NR         11,350,500     ---         ---        11,350,500



                                                     Disposal Sr.
                                                     Lien Revenue
                                                     Bonds (Series
                                                     A), 9.00%
                                                     (Massachusetts
                                                     Recycling
                                                     Association),
                                                     8/1/2016

---         ---         1,000,000     1,000,000      Massachusetts
                                                     State Housing
                                                     Project
                                                     Financial         A1/A+      ---            ---         1,008,500  1,008,500
                                                     Agency, 6.300%,
                                                     due 2013

---         ---         1,000,000     1,000,000      Massachusetts
                                                     State Housing
                                                     Project
                                                     Financial         Aaa/AAA    ---            ---         1,005,550  1,005,550
                                                     Agency, 6.100%,
                                                     due 2016

                                                         Total                    11,350,500     ---         2,014,050  13,364,550

                                                     MICHIGAN--0.7%

---         ---         500,000       500,000        Clintondale, MI,
                                                     Community



                                                     Schools,
                                                     5.750%, due 2016  Aa/AA      ---            ---         488,450    488,450

---         ---         145,000       145,000        Michigan State
                                                     Housing
                                                     Development
                                                     Authority,
                                                     Single Family,
                                                     Series A,
                                                     7.550%, due 2014  NR/AA+     ---            ---                       145,042
                                                                                                             145,042
---         ---         1,000,000     1,000,000      Michigan State
                                                     Housing
                                                     Development,
                                                     Series B,         NR/AA+     ---            ---         1,051,960  1,051,960
                                                     6.950%, due 2020

1,500,000   ---         ---           1,500,000      Western
                                                     Townships, MI,    BBB+/NR    1,639,890      ---         ---        1,639,890
                                                     Utilities
                                                     Authority, LT GO
                                                     Sewer Disposal
                                                     System Bonds,
                                                     8.20%, 1/1/2018

                                                         Total                    1,639,890      ---         1,685,452  3,325,342

                                                     MINNESOTA--10.0%



---         235,000     ---           235,000        Albany, MN,
                                                     Independent       Aa1/NR     ---            242,645     ---        242,645
                                                     School District
                                                     #745, GO Bonds,
                                                     6.000%, due 2009

            200,000                   200,000        Bloomington Port  Aaa/AAA                   202,052                202,052
                                                     Authority,
                                                     Series 1994 A,
                                                     5.250%, due 2003

---         100,000     800,000       900,000        Burnsville, MN,
                                                     Multi-Family      NR/AAA     ---            104,559     836,472    941,031
                                                     Housing Revenue
                                                     Refunded Bonds,
                                                     Coventry Court
                                                     Apartments
                                                     Project, Series
                                                     1989, 7.500%,
                                                     due 2027

---         250,000     ---           250,000        Centennial
                                                     Minnesota         Aaa/AAA    ---            270,255     ---        270,255
                                                     Independent
                                                     School District
                                                     #12, GO Bonds,
                                                     Series 1991 A,
                                                     7.150%, due 2011

---         ---         800,000       800,000        City of



                                                     Minnetonka, MN,
                                                     Multi-Family
                                                     Rental Housing
                                                     Rev. Bonds,
                                                     7.250%,
                                                     due 2002          NR/AAA     ---            ---         830,192    830,192

---         150,000     ---           150,000        Coon Rapids, MN,
                                                     GO Tax Increment  A/NR       ---            151,877     ---        151,877
                                                     Bonds, Series
                                                     1986 B2, 7.750%,
                                                     due 2006

---         300,000     ---           300,000        Dakota County,    Aaa/AAA    ---            312,642     ---        312,642
                                                     MN, GO Refunded
                                                     Bonds, 6.450%,
                                                     due 2010

---         170,000     ---           170,000        Dakota County,
                                                     MN Housing and    NR/AAA     ---            175,850     ---        175,850
                                                     Revenue
                                                     Authority, SFM
                                                     Rev. Bonds,
                                                     7.200%, due 2009

---         285,000     ---           285,000        Duluth, MN, GO    A/NR       ---            295,870     ---        295,870
                                                     Water Rev.,
                                                     Series 1992 A,
                                                     6.250%, due 2007



---         60,000      ---           60,000         Duluth, MN,       Aaa/AAA    ---            64,926      ---        64,926
                                                     Economic
                                                     Development
                                                     Authority,
                                                     6.200%, due 2012

---         140,000     ---           140,000        Duluth, MN,       Aaa/AAA    ---            145,062     ---        145,062
                                                     Economic
                                                     Development
                                                     Authority,
                                                     6.200%, due 2012

---         100,000     ---           100,000        Eden Prairie,
                                                     MN, Multi-Family  NR/AAA     ---            104,199     ---        104,199
                                                     Housing Preserve
                                                     Place
                                                     Apartments,
                                                     7.875%, due 2017

---         300,000     ---           300,000        Eden Prairie,
                                                     MN, Housing &     A/NR       ---            312,033     ---        312,033
                                                     Redevelopment
                                                     Authority,
                                                     6.200%, due 2008

---         300,000     ---           300,000        Edina, MN,        A1/NR      ---            299,037     ---        299,037
                                                     Independent
                                                     School District
                                                     #273, 5.750%,



                                                     due 2013

---         100,000     ---           100,000        Foley, MN,        Aaa/AAA    ---            104,567     ---        104,567
                                                     Independent
                                                     School District
                                                     #51 MBIA,
                                                     7.500%, due 2008

---         165,000     ---           165,000        Hennepin County,
                                                     MN, Lease         Aa/AA      ---            176,971     ---        176,971
                                                     Revenue
                                                     Certificate of
                                                     Participation,
                                                     Series 1991,
                                                     6.800%, due 2017

---         225,000     ---           225,000        Kandiyohi
                                                     County, MN, GO    A/NR       ---            224,330     ---        224,330
                                                     Refunded Bonds,
                                                     Series 1993,
                                                     5.650%, due 2011

---         150,000     ---           150,000        Metropolitan      Aaa/AAA    ---            162,480     ---        162,480
                                                     Council, MN,
                                                     7.250%, due 2007

---         275,000     ---           275,000        Minneapolis, MN,  Aaa/AAA    ---            278,196     ---        278,196
                                                     5.750%, due 2010

---         250,000     ---           250,000        Minneapolis, MN,  Aaa/AAA    ---            261,645     ---        261,645



                                                     6.250%, due 2012

---         200,000     ---           200,000        Minneapolis, MN,  NR/AAA     ---            211,190     ---        211,190
                                                     Multi-Family
                                                     Housing Revenue,
                                                     7.125%, due 2010

---         300,000     ---           300,000        Minneapolis, MN,  NR/AAA     ---            311,466     ---        311,466
                                                     Multi-Family
                                                     Housing Revenue,
                                                     7.050%, due 2022

---         400,000     2,000,000     2,400,000      Minneapolis, MN,  Aaa/AAA    ---            407,148     2,035,740  2,442,888
                                                     Special School
                                                     District #001,
                                                     5.900%, due 2011

                                                     Minnesota
                                                     Housing Finance
                                                     Agency, Single
---         ---         1,300,000     1,300,000      Family Mortgage,  Aa/AA+     ---            ---         1,319,240  1,319,240
                                                     6.250%, due 2015

---         ---         1,460,000     1,460,000      Minnesota
                                                     Housing Finance
                                                     Authority,
                                                     Series 1993E,     NR/AA+     ---            ---         1,459,913  1,459,913
                                                     6.000%, due 2014

---         ---         500,000       500,000        Minnesota         Aa/AA+     ---            ---         527,775    527,775
                                                     Housing Finance



                                                     Authority
                                                     Agency, Single
                                                     Family Mortgage
                                                     Revenue Bonds
                                                     1989 D Series,
                                                     7.350%, due 2016

---         300,000     ---           300,000        Minnesota State   A/NR       ---            303,645     ---        303,645
                                                     University Board
                                                     Revenue, 6.000%,
                                                     due 2013

---         300,000     ---           300,000        Minnesota Public
                                                     Access            Aa1/AAA                   329,412                329,412
                                                     Authority, Water
                                                     Pollution
                                                     Control, Revenue
                                                     Bonds, Series
                                                     1990 A, 7.100%,
                                                     due 2012

---         250,000     ---           250,000        Minnesota Public
                                                     Facilities        Aa1/AAA    ---            276,925     ---        276,925
                                                     Authority, Water
                                                     Pollution
                                                     Control, Revenue
                                                     Bonds, Series
                                                     1991 A, 6.950%,
                                                     due 2013



---         250,000     ---           250,000        Minnesota Public
                                                     Facilities        Aa1/AAA    ---            266,548     ---        266,548
                                                     Authority, Water
                                                     Pollution
                                                     Control, Revenue
                                                     Bonds, Series
                                                     1992 A, 6.500%,
                                                     due 2014

---         150,000     ---           150,000        Minnesota State,  Aaa/AAA    ---            162,714     ---        162,714
                                                     7.000%, due 2007

1,640,000   ---         ---           1,640,000      Minnesota State
                                                     HFA, SFM Revenue  AA/Aa      1,730,167      ---         ---        1,730,167
                                                     Bonds (Series
                                                     A), 7.95% (FHA
                                                     GTD), 7/1/2022

585,000     ---         ---           585,000        Minnesota State
                                                     HFA, SFM Revenue  AA+/Aa     601,930        ---         ---        601,930
                                                     Bonds (Series
                                                     D), 8.05% (FHA
                                                     GTD), 8/1/2018

3,000,000   ---         ---           3,000,000      Minnesota State
                                                     HFA, SFM Revenue  AA/Aa      3,094,860      ---         ---        3,094,860
                                                     Bonds (Series
                                                     E), 6.85%,
                                                     1/1/2024



---         240,000     ---           240,000        Minnesota State   Aa/AA+     ---            253,087     ---        253,087
                                                     Housing Finance
                                                     Agency, 7.300%,
                                                     due 2017

---         175,000     ---           175,000        Minnesota State
                                                     Housing Finance   NR/AA+     ---            175,844     ---        175,844
                                                     Agency, Rental
                                                     Housing, Series
                                                     C Refunded
                                                     Bonds, 6.150%,
                                                     due 2014

---         90,000      ---           90,000         Minnesota State   Aa/AA+     ---            94,802      ---        94,802
                                                     Housing
                                                     Insurance
                                                     Agency, 7.650%,
                                                     due 2008

---         160,000     ---           160,000        Minnesota State   NR/AA+     ---            159,990     ---        159,990
                                                     Housing Finance
                                                     Agency, 6.000%,
                                                     due 2014

---         195,000     ---           195,000        Minnesota State   Aa/AA+     ---            204,994     ---        204,994
                                                     Housing Finance
                                                     Agency, 7.100%,
                                                     due 2011

---         335,000     ---           335,000        Minnesota State



                                                     Housing Finance   Aa/AA+     ---            334,310     ---        334,310
                                                     Agency, Single
                                                     Family Mortgage,
                                                     5.850%, due 2011

---         300,000     ---           300,000        Minnesota State   Aa/AA-     ---            311,982     ---        311,982
                                                     Higher Education
                                                     Facilities,
                                                     6.300%, due 2014

---         200,000     ---           200,000        Minnesota State   A1/NR      ---            198,710     ---        198,710
                                                     Higher Education
                                                     Facilities,
                                                     5.450%, due 2007

---         315,000     ---           315,000        Minnesota State   A1/NR      ---            303,591     ---        303,591
                                                     Higher Education
                                                     Facilities,
                                                     5.600%, due 2014

---         40,000      ---           40,000         Minnesota State   Aa/AA+     ---            40,895      ---        40,895
                                                     Housing
                                                     Development
                                                     Single Family
                                                     Mortgage, Series
                                                     B, 7.250%, due
                                                     2016

---         100,000     ---           100,000        Minnetonka, MN,   NR/AA      ---            102,595     ---        102,595
                                                     Multi-Family



                                                     Housing Revenue
                                                     Bonds (Cedar
                                                     Hills East
                                                     Project),
                                                     7.500%, due 2017

---         300,000     ---           300,000        Moorhead, MN,     Aaa/AAA    ---            315,060     ---        315,060
                                                     Public Utility
                                                     Revenue Bonds,
                                                     Series 1992,
                                                     6.050%, due 2006

---         285,000     ---           285,000        Northern
                                                     Mu;nicipal Power  Aaa/AAA    ---            308,302     ---        308,302
                                                     Agency, MN,
                                                     Electric Revenue
                                                     Refunded Bonds,
                                                     Series A,
                                                     7.250%, due 2017

---         530,000     ---           530,000        Northern
                                                     Municipal Power   A/A        ---            524,048     ---        524,048
                                                     Agency, MN,
                                                     Electric Revenue
                                                     Refunded Bonds,
                                                     6.000%, due 2020

---         300,000     ---           300,000        Owatonna, MN,
                                                     Public Utility    A1/NR      ---            326,346     ---        326,346
                                                     Refunded Bonds,



                                                     Series 1990,
                                                     7.400%, due 2007

---         100,000     ---           100,000        Ramsey &
                                                     Washington        A1/AA-     ---            104,928     ---        104,928
                                                     Counties
                                                     Resource
                                                     Recovery Revenue
                                                     Bonds, NSP
                                                     Project, 6.750%,
                                                     due 2006

---         150,000     ---           150,000        Red Wing
                                                     Independent       A1/NR      ---            155,328     ---        155,328
                                                     School District
                                                     #256, GO School
                                                     Building, Series
                                                     1998 A, 7.300%,
                                                     due 2004

---         100,000     ---           100,000        Robbinsdale
                                                     Hospital          Aaa/AAA    ---            107,973     ---        107,973
                                                     Refunded Revenue
                                                     NMMCP, 1989,
                                                     7.200%, due 2005

---         300,000     ---           300,000        Robbinsdale
                                                     Hospital          Aaa/AAA    ---            289,641     ---        289,641
                                                     Refunded Revenue
                                                     NMMCP, Series A,



                                                     5.450%, due 2013

---         370,000     ---           370,000        Robbinsdale       Aaa/AAA    ---            357,224     ---        357,224
                                                     Hospital
                                                     Revenue, 5.450%,
                                                     due 2013

---         500,000     ---           500,000        Rochester, MN,
                                                     Health Care       NR/AA+     ---            512,180     ---        512,180
                                                     Facility Revenue
                                                     Bonds, Mayo
                                                     Medical Center,
                                                     6.250%, due 2021

---         500,000     ---           500,000        Rosemount, MN,    Aa1/AA     ---            502,880     ---        502,880
                                                     Independent
                                                     School District,
                                                     5.875%, due 2014

---         300,000     ---           300,000        Roseville, MN,    Aaa/AAA    ---            286,944     ---        286,944
                                                     Independent
                                                     School District,
                                                     5.250%, due 2013

---         300,000     ---           300,000        St. Anthony-New   Aa1/NR     ---            301,377     ---        301,377
                                                     Brighton
                                                     Independent
                                                     School District
                                                     #282, GO Bonds,
                                                     5.700%, due 2012



---         250,000     ---           250,000        St. Cloud, MN,
                                                     Hydro Electric    NR/A-      ---            256,580     ---        256,580
                                                     Generator
                                                     Facility Gross
                                                     Revenue Bonds,
                                                     7.375%, due 2018

---         480,000     ---           480,000        St. Louis Park,   Aaa/AAA    ---            444,149     ---        444,149
                                                     MN, Health Care
                                                     Facility,
                                                     5.200%, due 2016

---         100,000     ---           100,000        St. Paul, MN, GO
                                                     Street            Aa/AA+     ---            100,009     ---        100,009
                                                     Improvement,
                                                     Special
                                                     Assessment
                                                     Bonds, Series
                                                     1988 D, 7.200%,
                                                     due 2008

---         300,000     ---           300,000        St. Paul, MN,
                                                     Housing &         NR/A-      ---            323,805     ---        323,805
                                                     Redevelopment
                                                     Authority,
                                                     Package R,
                                                     6.450%, due 2007

---         300,000     ---           300,000        St. Paul, MN,
                                                     Housing and       Aaa/AAA    ---            298,794     ---        298,794



                                                     Redevelpment
                                                     Authority
                                                     Revenue Bonds,
                                                     5.400%, due 2008

---         300,0000    ---           300,0000       St. Paul, MN,
                                                     Independent       Aa/AA      ---            297,531     ---        297,531
                                                     School District
                                                     #625, Series C,
                                                     5.550%, due 2012

---         400,000     ---           400,000        St. Paul, MN,
                                                     Independent       Aa/AA      ---            409,564     ---        409,564
                                                     School District
                                                     #625, Series
                                                     1994 C, 6.050%,
                                                     due 2012

---         150,000     ---           150,000        St. Paul, MN,
                                                     Independent       Aa/AA      ---            159,455     ---        159,455
                                                     School District
                                                     #625, School
                                                     Building Bonds,
                                                     Series 1990 D,
                                                     7.250%, due 2009

---         300,000     ---           300,000        St. Paul, MN,     Aa/AA      ---            282,756     ---        282,756
                                                     Independent
                                                     School District
                                                     #625, 5.250%,



                                                     due 2015

---         300,000     ---           300,000        St. Paul, MN,     Aa1/AA     ---            289,140     ---        289,140
                                                     Independent
                                                     School District,
                                                     5.200%, due 2011

9,000,000   ---         ---           9,000,000      St. Paul, MN,
                                                     Housing &
                                                     Redevelopment     BBB-/Baa   8,952,300      ---         ---        8,952,300
                                                     Authority ,
                                                     Hospital Revenue
                                                     Refunding Bonds
                                                     ( Series A),
                                                     6.625%
                                                     (Healtheast,
                                                     MN)/(Original
                                                     Issue Yield:
                                                     6.687%),
                                                     11/1/2017

---         300,000     ---           300,000        Southern, MN,
                                                     Municipal Power   Aaa/AAA    ---            321,102     ---        321,102
                                                     Agency, Power
                                                     Supply, 8.125%,
                                                     due 2018

10,000,000  ---         ---           10,000,000     Southern
                                                     Minnesota
                                                     Municipal Power   AAA/Aaa    8,751,300      ---         ---        8,751,300



                                                     Agency, Supply
                                                     System Revenue
                                                     Bonds (Series
                                                     A), 4.75% (MBIA
                                                     INS)/(Original
                                                     Issue Yield:
                                                     5.52%), 1/1/2016

---         325,000     ---           325,000        Stearns County,   A/NR       ---            337,028     ---        337,028
                                                     MN, GO Refunded
                                                     Bonds, Series B,
                                                     6.000%, due 2007

---         300,000     ---           300,000        Stearns County,   Aa1/NR     ---            279,954     ---        279,954
                                                     MN, Independent
                                                     #2753, 5.000%,
                                                     due 2012

---         200,000     ---           200,000        Wayzata, MN, Tax  Aa/NR      ---            216,496     ---        216,496
                                                     Increment Bonds,
                                                     7.000%, due 2010

---         250,000     ---           250,000        Wayzata, MN,
                                                     Independent       Aa1/NR     ---            254,750     ---        254,750
                                                     School District
                                                     #284, GO Bonds,
                                                     Series 1994 B,
                                                     5.800%, due 2009

---         300,000     ---           300,000        Western



                                                     Minnesota         A1/A       ---            308,934     ---        308,934
                                                     Municipal Power
                                                     Agency, Power
                                                     Supply Revenue
                                                     Refunded Bonds,
                                                     6.875%, due 2007

---         250,000     ---           250,000        Western           A1/A       ---            249,990     ---        249,990
                                                     Minnesota
                                                     Municipal Power,
                                                     Series A,
                                                     6.125%, due 2016

---         200,000     ---           200,000        Western
                                                     Minnesota         Aaa/AAA    ---            215,808     ---        215,808
                                                     Municipal Power
                                                     Agency,
                                                     Transmission
                                                     Project Revenue
                                                     Refunded Bonds,
                                                     Series 1991,
                                                     6.750%, due 2016

---         250,000     ---           250,000        Whitewater Bear   Aa1/NR     ---            254,928     ---        254,928
                                                     Lake School,
                                                     6.000%, due 2012

---         100,000     ---           100,000        Worthington, MN,
                                                     GO Water Revenue  A/NR       ---            106,597     ---        106,597
                                                     Bonds, Series



                                                     1990 A, 7.000%,
                                                     due 2010

---         350,000     ---           350,000        Wright County,
                                                     MN, GO Jail       A/NR       ---            363,132     ---        363,132
                                                     Refunded Bonds,
                                                     Series 1992 B,
                                                     6.000%, due 2007

                                                         Total                    23,130,557     18,201,777  7,009,332  48,341,666

                                                     MONTANA--0.2%

1,130,000   ---         ---           1,130,000      Montana State
                                                     Board of          NR/Aa      1,174,918      ---         ---        1,174,918
                                                     Housing, SFM
                                                     Revenue Bonds
                                                     (Series B-2),
                                                     7.50% (FHA GTD),
                                                     4/1/2023

                                                     NEVADA-0.8%

---         ---         350,000       350,000        Clark County,
                                                     NV, Improvement
                                                     District, 5.850%  Aaa/AAA    ---            ---         347,277    347,277
                                                     due 2015

---         ---         1,000,000     1,000,000      Clark County,
                                                     NV, School



                                                     District,
                                                     General
                                                     Obligation
                                                     Bonds, 5.300%,
                                                     due 2004          Aaa/AAA    ---            ---         1,012,490  1,012,490

---         ---         1,000,000     1,000,000      Humbolt County,
                                                     NV,Pollution
                                                     Control
                                                     Revenue Bonds,
                                                     Idaho Power
                                                     Company,
                                                     8.300%, due 2014  NR/A+      ---            ---         1,159,620  1,159,620

---         ---         800,000       800,000        Lyon County, NV,
                                                     School District,
                                                     6.750%. due 2011  Aaa/AAA    ---            ---         891,328    891,328

---         ---         585,000       585,000        Washoe County,
                                                     NV, General
                                                     Obligation        Aaa/AAA    ---            ---         606,446    606,446
                                                     Bonds, 6.000%,
                                                     due 2009

                                                         Total                    ---            ---         4,017,161  4,017,161

                                                     NEW HAMPSHIRE--
                                                     4.8%

9,000,000   ---         ---           ---            New Hampshire



                                                     Higher
                                                     Educational &     A-/NR      8,456,670      ---         ---        8,456,670
                                                     Health
                                                     Facilities
                                                     Authority,
                                                     Hospital Revenue
                                                     Bonds, 6.00%
                                                     (Nashua Memorial
                                                     Hospital,
                                                     NH)/(Original
                                                     Issue Yield:
                                                     6.40%),
                                                     10/1/2023

---         ---         1,080,000     1,080,000      New Hampshire
                                                     Municipal Bond
                                                     Bank,
                                                     Series 91 J.
                                                     Non-State
                                                     Guaranteed,
                                                     6.900%, due 2012  NR/A+      ---            ---         1,187,460  1,187,460

1,265,000   ---         ---           1,265,000      New Hampshire
                                                     State HFA, SFM    A+/Aa      1,328,958      ---         ---        1,328,958
                                                     Revenue Bonds
                                                     (Series B),
                                                     7.75%, 7/1/2023

6,520,000   ---         ---           6,520,000      New Hampshire



                                                     State HFA, SFM    A+/Aa      6,759,871      ---         ---        6,759,871
                                                     Revenue Bonds
                                                     (Series D),
                                                     7.25%, 7/1/2015

2,865,000   ---         ---           2,865,000      New Hampshire
                                                     State IDA, PCR    BBB-/Baa3  3,040,710      ---         ---        3,040,710
                                                     Bonds ( Series
                                                     A), 8.00%
                                                     (United
                                                     Illuminating
                                                     Co.), 12/1/2014

1,500,000   ---         ---           1,500,000      New Hampshire
                                                     State IDA, PCR    BBB-/Baa3  1,617,465      ---         ---        1,617,465
                                                     Bonds (Series
                                                     B), 10.75%
                                                     (United
                                                     Illuminating
                                                     Co.), 10/1/2012

---         ---         900,000       900,000        State of New
                                                     Hampshire
                                                     Turnpike System
                                                     Revenue Bonds,    Aaa/A      ---            ---         961,497    961,497
                                                     8.375% due 2017

                                                         Total                    21,203,674     ---         2,148,957  23,352,631



                                                     NEW YORK--2.6%

---         ---         1,000,000     1,000,000      New York Metro
                                                     Transit
                                                     Authority,
                                                     5.100%,
                                                     due 2004          Aaa/AAA    ---            ---         1,008,280  1,008,280

2,500,000   ---         ---           2,500,000      New York State
                                                     Energy Research
                                                     & Development     AA-/Aa2    2,688,875      ---         ---        2,688,875
                                                     Authority,
                                                     Electric
                                                     Facilities
                                                     Revenue Bonds
                                                     (Series A),
                                                     7.50%
                                                     (Consolidated
                                                     Edison
                                                     Co.)/(Original
                                                     Issue Yield:
                                                     7.65%), 1/1/2026

5,000,000   ---         ---           5,000,000      New York State
                                                     Environmental
                                                     Facilities        BBB/Baa3   4,763,750      ---         ---        4,763,750
                                                     Corp., Solid
                                                     Waste Disposal
                                                     Revenue Bonds,



                                                     6.10%
                                                     (Occidental
                                                     Petroleum
                                                     Corp.)/(Original
                                                     Issue Yield:
                                                     6.214%),
                                                     11/1/2030

---         ---         2,900,000     2,900,000      New York State
                                                     Environment
                                                     Pollution
                                                     Control Revenue   Aa/A       ---            ---         3,221,755  3,221,755
                                                     Bonds, 7.250%,
                                                     due 2010

---         ---         1,000,000     1,000,000      New York State
                                                     Local Government
                                                     Assistance        A/A        ---            ---         994,240    994,240
                                                     Corp., 6.000%,
                                                     due 2016

                                                         Total                    7,452,625      ---         5,224,275  12,676,900

                                                     NORTH CAROLINA--
                                                     1.7%

1,500,000   ---         ---           1,500,000      Haywood County,
                                                     NC, Industrial
                                                     Facilties &       BBB/Baa1   1,372,530      ---         ---        1,372,530



                                                     Pollution
                                                     Control
                                                     Financing
                                                     Authority,
                                                     (Series A)
                                                     Revenue Bonds,
                                                     5.75% (Champion
                                                     International
                                                     Corp.)/(Original
                                                     Issue Yield:
                                                     5.975%),
                                                     12/1/2025

6,000,000   ---         ---           6,000,000      Martin County,
                                                     NC, IFA, (Series  A/A2       5,886,000      ---         ---        5,886,000
                                                     1995) Solid
                                                     Waste Disposal
                                                     Revenue Bonds,
                                                     6.00%
                                                     (Weyerhaeuser
                                                     Co.), 11/1/2025

---         ---         1,000,000     1,000,000      Wake County, NC,
                                                     Ind. Facilities
                                                     Pollution
                                                     Control,
                                                     Carolina Power
                                                     and Light,



                                                     6.900%, due 2009  A2/A1      ---            ---         1,070,020  1,070,020

                                                         Total                    7,258,530      ---         1,070,020  8,328,550

                                                     NORTH DAKOTA--
                                                     0.9%

---         ---         1,560,000     1,560,000      North Dakota
                                                     Housing, Single
                                                     Family
                                                     Mortgage, 1992
                                                     Series A,
                                                     6.750%,
                                                     due 2012          Aa/A+      ---            ---         1,620,949  1,620,949

2,635,000   ---         ---           2,635,000      North Dakota
                                                     State HFA, SFM    A+/Aa      2,726,171      ---         ---        2,726,171
                                                     Revenue Bonds
                                                     (Series C),
                                                     7.30%, 7/1/2024

                                                         Total                    2,726,171      ---         1,620,949  4,347,120

                                                     OHIO--0.4%

500,000     ---         ---           ---            Ohio State Water
                                                     Development       BBB-/Baa3  530,100        ---         ---        530,100
                                                     Authority, PCR
                                                     Bonds (Series



                                                     A), 8.10% (Ohio
                                                     Edison
                                                     Co.)/(Original
                                                     Issue Yield:
                                                     8.142%),
                                                     10/1/2023

1,250,000   ---         ---           1,250,000      Ohio State Water
                                                     Development       BB/Ba2     1,293,500      ---         ---        1,293,500
                                                     Authority, PCR
                                                     Bonds (Series A-
                                                     1), 9.75%
                                                     (Cleveland
                                                     Electric
                                                     Illuminating
                                                     Co.), 11/1/2022

                                                         Total                    1,823,600      ---         ---        1,823,600

                                                     OKLAHOMA--2.6%

4,585,000   ---         ---           4,585,000      Jackson County,
                                                     OK, Hospital
                                                     Authority,        BBB-/NR    4,415,768      ---         ---        4,415,768
                                                     Hospital Revenue
                                                     Refunding Bonds,
                                                     7.30% (Jackson
                                                     County Memorial
                                                     Hospital,



                                                     OK)/(Original
                                                     Issue Yield:
                                                     7.40%), 8/1/2015

1,250,000   ---         ---           1,250,000      Tulsa, OK,
                                                     Municipal         BB+/Baa2   1,316,875      ---         ---        1,316,875
                                                     Airport, Revenue
                                                     Bonds, 7.375%
                                                     (American
                                                     Airlines),
                                                     12/1/2020

6,200,000   ---         ---           6,200,000      Tulsa, OK,
                                                     Municipal         BB+/Baa2   6,611,990      ---         ---        6,611,990
                                                     Airport, Revenue
                                                     Bonds, 7.60%
                                                     (American
                                                     Airlines)/(Origi
                                                     nal Issue Yield:
                                                     7.931%),
                                                     12/1/2030

                                                         Total                    12,344,633     ---         ---        12,344,633

                                                     OREGON-0.1%

---         ---         500,000       500,000        Portland Oregon
                                                     Sewer System,
                                                     6.050%,



                                                     due 2009          A1/A+      ---            ---         522,655    522,655

                                                     PENNSYLVANIA--
                                                     11.3%

3,000,000   ---         ---           3,000,000      Allegheny
                                                     County, PA, HDA,
                                                     Health &          BBB/NR     3,061,110      ---         ---        3,061,110
                                                     Education
                                                     Revenue Bonds,
                                                     7.00%
                                                     (Rehabilitation
                                                     Institute of
                                                     Pittsburgh)/(Ori
                                                     ginal Issue
                                                     Yield: 7.049%),
                                                     6/1/2010

2,500,000   ---         ---           2,500,000      Allegheny
                                                     County, PA, HDA,
                                                     Health &          BBB/NR     2,533,875      ---         ---        2,533,875
                                                     Education
                                                     Revenue Bonds,
                                                     7.00%
                                                     (Rehabilitation
                                                     Institute of
                                                     Pittsburgh)/(Ori
                                                     ginal Issue
                                                     Yield: 7.132%),



                                                     6/1/2022

5,370,000   ---         ---           5,370,000      Allegheny
                                                     County, PA,       NR         5,516,655      ---         ---        5,516,655
                                                     Higher
                                                     Education,
                                                     Building
                                                     Authority
                                                     Revenue Bonds,
                                                     7.375% (La Roche
                                                     College),
                                                     7/15/2012

1,690,000   ---         ---           1,690,000      Allegheny
                                                     County, PA, IDA,  NR         1,780,162      ---         ---        1,780,162
                                                     Revenue Bonds,
                                                     8.75% (United
                                                     Parcel Service),
                                                     2/15/2009

665,000     ---         ---           665,000        Allegheny
                                                     County, PA,       NR/Aaa     697,332        ---         ---        697,332
                                                     Residential
                                                     Finance Agency,
                                                     Mortgage Revenue
                                                     Bonds (Series
                                                     G), 9.50% (GNMA
                                                     COL), 12/1/2018

3,000,000   ---         ---           3,000,000      Delaware County



                                                     Authority, PA,
                                                     College Revenue   NR         3,377,070      ---         ---        3,377,070
                                                     Bonds, 7.25%
                                                     (Eastern
                                                     College)/(United
                                                     States Treasury
                                                     PRF)/(Original
                                                     Issue Yield:
                                                     7.875%),
                                                     3/1/2012

2,055,000   ---         ---           2,055,000      Erie County, PA,
                                                     Hospital          NR         2,112,951      ---         ---        2,112,951
                                                     Authority,
                                                     Revenue Bonds,
                                                     7.50% (Erie
                                                     Infants & Youth
                                                     Home , Inc.),
                                                     10/1/2011

---         ---         400,000       400,000        Erie County, PA,
                                                     Industrial
                                                     Development
                                                     Auth., Pollution
                                                     Control Revenue
                                                     Refunded Bonds,
                                                     Series 1991,      A3/A-      ---            ---         423,124    423,124
                                                     7.150%, due 2013



1,730,000   ---         ---           1,730,000      Northeastern,
                                                     PA, Hospital &
                                                     Education         BBB/NR     1,598,364      ---         ---        1,598,364
                                                     Authority,
                                                     College Revenue
                                                     Refunding Bonds
                                                     (Series B),
                                                     6.00% (Kings
                                                     College,
                                                     PA)/(Original
                                                     Issue Yield:
                                                     6.174%),
                                                     7/15/2018

10,000,000  ---         ---           10,000,000     Pennsylvania
                                                     EDFA, Wastewater  BBB-/Baa1  11,009,800     ---         ---        11,009,800
                                                     Treatment
                                                     Revenue Bonds
                                                     (Series A),
                                                     7.60% (Sun Co.,
                                                     Inc.)/(Original
                                                     Issue Yield:
                                                     7.653%),
                                                     12/1/2024

6,000,000   ---         ---           6,000,000      Pennsylvania
                                                     Housing Finance   AA/AA      6,242,460      ---         ---        6,242,460
                                                     Authority, SFM
                                                     Revenue Bonds



                                                     (Series 34-B),
                                                     7.00% (FHA and
                                                     FHA GTDs),
                                                     4/1/2024

2,660,000   ---         ---           2,660,000      Pennsylvania
                                                     Housing Finance   AA/Aa      2,797,495      ---         ---        2,797,495
                                                     Authority, SFM
                                                     Revenue Bonds
                                                     (Series28),
                                                     7.65% (FHA GTD),
                                                     10/1/2023

1,740,000   ---         ---           1,740,000      Pennsylvania
                                                     State Higher      NR         1,801,022      ---         ---        1,801,022
                                                     Education
                                                     Facilities
                                                     Authority,
                                                     College &
                                                     University
                                                     Revenue Bonds,
                                                     6.75% (Thiel
                                                     College ),
                                                     9/1/2017

3,250,000   ---         ---           3,250,000      Pennsylvania
                                                     State Higher
                                                     Education         BBB+/NR    3,202,030      ---         ---        3,202,030
                                                     Facilities



                                                     Authority,
                                                     College &
                                                     University
                                                     Revenue
                                                     Refunding Bonds
                                                     (Series A),
                                                     6.10% (Allegheny
                                                     College,
                                                     Meadville,
                                                     PA)/(Original
                                                     Issue Yield:
                                                     6.23%),
                                                     11/1/2008

1,200,000   ---         ---           1,200,000      Pennsylvania
                                                     State Higher      NR         1,205,952      ---         ---        1,205,952
                                                     Education
                                                     Facilities
                                                     Authority,
                                                     Revenue Bonds
                                                     (Series 1996),
                                                     7.15% (Thiel
                                                     College ),
                                                     5/15/2015

3,875,000   ---         ---           3,875,000      Pennsylvania
                                                     State Higher
                                                     Education         AAA/NR     4,335,854      ---         ---        4,335,854
                                                     Facilities



                                                     Authority,
                                                     Revenue Bonds
                                                     (Series A),
                                                     7.375% (Medical
                                                     College of
                                                     Pennsylvania)/(U
                                                     nited States
                                                     Treasury
                                                     PRF)/(Original
                                                     Issue Yield:
                                                     7.45%), 3/1/2021

1,750,000   ---         ---           1,750,000      Pennsylvania
                                                     State Higher
                                                     Education         BBB/Baa1   1,940,803      ---         ---        1,940,803
                                                     Facilities
                                                     Authority,
                                                     Revenue Bonds
                                                     (Series A),
                                                     8.375% (Medical
                                                     College of
                                                     Pennsylvania)/(U
                                                     nited States
                                                     Treasury
                                                     PRF)/(Original
                                                     Issue Yield:
                                                     8.448%),
                                                     3/1/2011



                                                         Total                    53,212,935     ---         423,124    53,636,059

                                                     RHODE ISLAND-
                                                     0.4%

---         ---         1,675,000     1,675,000      Rhode Island
                                                     Depositors,
                                                     Economic
                                                     Protection Corp.  Aaa/AAA    ---            ---         1,851,076  1,851,076
                                                     Bonds, 6.625%,
                                                     due 2019

                                                     SOUTH CAROLINA--
                                                     0.2%

810,000     ---         ---           810,000        South Carolina
                                                     State Housing
                                                     Finance &         AA/Aa      840,586        ---         ---        840,586
                                                     Development
                                                     Authority,
                                                     Homeownership
                                                     Mortgage Revenue
                                                     Bonds (Series
                                                     A), 7.40% (FHA
                                                     GTD), 7/1/2023

                                                     SOUTH DAKOTA-
                                                     0.5%



---         ---         1,400,000     1,400,000      South Dakota
                                                     Housing
                                                     Development,
                                                     Multi-
                                                     Famkily Housing
                                                     Revenue Bonds,
                                                     6.700%,
                                                     due 2020          A1/A+      ---            ---         1,424,430  1,424,430

---         ---         950,000       950,000        South Dakota
                                                     State Building
                                                     Authority
                                                     Co-op, Series A,  A1/A+      ---            ---         977,332    977,332
                                                     7.500%, due 2016

                                                         Total                    ---            ---         2,401,762  2,401,762

                                                     TENNESSEE--3.5%

2,475,000   ---         ---           2,475,000      Memphis-Shelby
                                                     County, TN,       BBB/Baa2   2,572,020      ---         ---        2,572,020
                                                     Airport
                                                     Refunding
                                                     Revenue Bonds,
                                                     6.75% (Federal
                                                     Express Corp.),
                                                     9/1/2012

3,100,000   ---         ---           3,100,000      Springfield, TN,



                                                     Health &
                                                     Educational       NR         3,266,036      ---         ---        3,266,036
                                                     Facilities
                                                     Board, Hospital
                                                     Revenue Bonds,
                                                     8.25% (Jesse
                                                     Holman Jones
                                                     Hospital Corp,
                                                     TN)/(Original
                                                     Issue Yield:
                                                     8.50%), 4/1/2012

7,800,000   ---         ---           7,800,000      Springfield, TN,
                                                     Health &
                                                     Educational       NR         8,212,464      ---         ---        8,212,464
                                                     Facilities
                                                     Board, Hospital
                                                     Revenue Bonds,
                                                     8.50% (Jesse
                                                     Holman Jones
                                                     Hospital Corp,
                                                     TN)/(Original
                                                     Issue Yield:
                                                     8.875%),
                                                     4/1/2024

2,825,000   ---         ---           2,825,000      Tennessee
                                                     Housing           NR/Aa      2,936,362      ---         ---        2,936,362
                                                     Development



                                                     Agency,
                                                     Homeownership
                                                     Program, Issue V
                                                     Revenue Bonds,
                                                     7.65%, 7/1/2022

                                                         Total                    16,986,882     ---         ---        16,986,882

                                                     TEXAS--12.6%

2,500,000   ---         ---           2,500,000      Brazos River
                                                     Authority, TX,    BBB/Baa2   2,743,225      ---         ---        2,743,225
                                                     PCR Revenue
                                                     Bonds (Series
                                                     A), 7.875%
                                                     (Texas Utilities
                                                     Electric Co.),
                                                     3/1/2021

1,800,000   ---         ---           1,800,000      Brazos River
                                                     Authority, TX,    BBB/Baa2   1,966,104      ---         ---        1,966,104
                                                     PCR Revenue
                                                     Bonds (Series
                                                     A), 8.125%
                                                     (Texas Utilities
                                                     Electric Co.),
                                                     2/1/2020

---         ---         1,000,000     1,000,000      Brownsville, TX,



                                                     Utility System
                                                     Revenue,
                                                     6.875%, due 2020  Aaa/AAA    ---            ---         1,098,600  1,098,600

7,320,000   ---         ---           7,320,000      Dallas-Fort
                                                     Worth, TX,        BB/Ba3     7,564,781      ---         ---        7,564,781
                                                     International
                                                     Airport
                                                     Facilities,
                                                     Revenue Bonds,
                                                     7.125% (Delta
                                                     Air Lines,
                                                     Inc.)/(Original
                                                     Issue Yield:
                                                     7.55%),
                                                     11/1/2026

3,000,000   ---         ---           3,000,000      Dallas-Fort
                                                     Worth, TX,        BB+/Baa2   3,165,180      ---         ---        3,165,180
                                                     International
                                                     Airport
                                                     Facilities,
                                                     Revenue Bonds,
                                                     7.25% (American
                                                     Airlines)/(Origi
                                                     nal Issue Yield:
                                                     7.428%),
                                                     11/1/2030



2,370,000   ---         ---           2,370,000      Dallas-Fort
                                                     Worth, TX,        BB+/Baa2   2,507,105      ---         ---        2,507,105
                                                     International
                                                     Airport
                                                     Facilities,
                                                     Revenue Bonds,
                                                     7.50% (American
                                                     Airlines)/(Origi
                                                     nal Issue Yield:
                                                     8.20%),
                                                     11/1/2025

2,500,000   ---         ---           2,500,000      Dallas-Fort
                                                     Worth, TX,        BB/Ba3     2,673,000      ---         ---        2,673,000
                                                     International
                                                     Airport
                                                     Facilities,
                                                     Revenue Bonds,
                                                     7.625% (Delta
                                                     Air Lines,
                                                     Inc.)/(Original
                                                     Issue Yield:
                                                     7.65%),
                                                     11/1/2021

                                                     Guadalupe-Blanco
1,000,000   ---         ---           1,000,000      River Authority   NR         1,051,630      ---         ---        1,051,630
                                                     TX, Industrial
                                                     Development Corp



                                                     PCR Bonds, 8.60%
                                                     (A.P. Green
                                                     Industries),
                                                     4/1/2009

                                                     Guadalupe-Blanco
2,500,000   ---         ---           2,500,000      River Authority   NR         2,683,200      ---         ---        2,683,200
                                                     TX, Industrial
                                                     Development
                                                     Corp.,  PCR
                                                     Bonds, 8.60%
                                                     (A.P. Green
                                                     Industries),
                                                     4/1/2009

5,000,000   ---         ---           5,000,000      Gulf Coast, TX,
                                                     Waste Disposal
                                                     Authority,        BBB/Baa1   5,132,350      ---         ---        5,132,350
                                                     Revenue Bonds
                                                     (Series A),
                                                     6.875% (Champion
                                                     International
                                                     Corp.)/(Original
                                                     Issue Yield:
                                                     7.15%),
                                                     12/1/2028

20,000,000  ---         ---           20,000,000     Houston, TX,
                                                     Water & Sewer



                                                     System, Junior    AAA/Aaa    18,365,800     ---         ---        18,365,800
                                                     Lien Refunding
                                                     Revenue Bonds
                                                     (Series A),
                                                     5.25% (FGIC
                                                     INS)/(Original
                                                     Issue Yield:
                                                     5.60%),
                                                     12/1/2025

---         ---         1,545,000     1,545,000      Houston, TX,
                                                     Water & Sewer
                                                     Revenue Refunded
                                                     Bonds, 6.400%,    A/A        ---            ---         1,625,618  1,625,618
                                                     due 2009

7,630,000   ---         ---           7,630,000      Richardson, TX,
                                                     Hospital
                                                     Authority,        BBB-/Baa   7,613,824      ---         ---        7,613,824
                                                     Hospital
                                                     Refunding &
                                                     Improvement
                                                     Bonds, 6.75%
                                                     (Richardson
                                                     Medical Center,
                                                     TX)/(Original
                                                     Issue Yield:
                                                     6.82%),



                                                     12/1/2023

---         ---         1,000,000     1,000,000      Texas Water
                                                     Development
                                                     Board Revenue,
                                                     State
                                                     Revolving Fund    Aa1/AAA    ---            ---         1,071,120  1,071,120
                                                     Bonds, 6.400%,
                                                     due 2007

1,700,000   ---         ---           1,700,000      Tyler, TX,
                                                     Health            NR/Baa     1,696,124      ---         ---        1,696,124
                                                     Facilities
                                                     Development
                                                     Corp., Revenue
                                                     Bonds, 6.75%
                                                     (East Texas
                                                     Medical
                                                     Center)/(Origina
                                                     l Issue Yield:
                                                     7.00%),
                                                     11/1/2025

                                                         Total                    57,162,323     ---         3,795,338  60,957,661

                                                     UTAH--5.0%

---         ---         1,000,000     1,000,000      Intermountain     Aa/AA-     ---            ---         985,100    985,100
                                                     Power Agency



                                                     Utah Power
                                                     Supply, 6.000%,
                                                     due 2016

20,000,000  ---         ---           20,000,000     Intermountain
                                                     Power Agency,     AA-/Aa     17,240,200     ---         ---        17,240,200
                                                     UT, Refunding
                                                     Revenue Bonds
                                                     (Series A),
                                                     5.00% (Original
                                                     Issue Yield:
                                                     5.687%),
                                                     7/1/2023

980,000     ---         ---           980,000        Utah State HFA,   AA/NR      1,013,722      ---         ---        1,013,722
                                                     SFM Revenue
                                                     Bonds (Series B-
                                                     3), 7.10%,
                                                     7/1/2024

1,445,000   ---         ---           1,445,000      Utah State HFA,
                                                     SFM Revenue       AA/NR      1,498,942      ---         ---        1,498,942
                                                     Bonds (Series E-
                                                     2), 7.15% (FHA
                                                     GTD)/(Original
                                                     Issue Yield:
                                                     7.169%),
                                                     7/1/2024

1,860,000   ---         ---           1,860,000      Utah State HFA,



                                                     Single Family     AA/NR      1,950,619      ---         ---        1,950,619
                                                     Mortgage Revenue
                                                     Bonds, 7.55%
                                                     (FHA GTD),
                                                     7/1/2023

455,000     ---         ---           455,000        Utah State HFA,
                                                     Single Family     AA/NR      477,532        ---         ---        477,532
                                                     Mortgage Revenue
                                                     Bonds, 7.75%
                                                     (FHA GTD),
                                                     1/1/2023

---         ---         1,000,000     1,000,000      Utah State
                                                     Municipal
                                                     Finance Co-op,
                                                     Government
                                                     Revenue Bonds,
                                                     6.400%,
                                                     due 2009          A/A        ---            ---         1,018,130  1,018,130

                                                         Total                    22,181,015     ---         2,003,230  24,184,245

                                                     VIRGINIA-0.1%

---         ---         135,000       135,000        Virginia Housing
                                                     Authority,
                                                     Residential
                                                     Mortgage Revenue



                                                     Bonds, Series B,
                                                     7.550%,
                                                     due 2012          Aa/AAA     ---            ---         136,096    136,096

---         ---         500,000       500,000        Virginia Housing
                                                     Development
                                                     Authority,
                                                     Series C 1992,    Aa1/AA+    ---            ---         522,140    522,140
                                                     6.500%, due 2007

                                                         Total                    ---            ---         658,236    658,236

                                                     WASHINGTON--4.9%

4,250,000   ---         ---           4,250,000      Pierce County,
                                                     WA, Economic
                                                     Development       BBB/Baa2   3,803,070      ---         ---        3,803,070
                                                     Corp., Solid
                                                     Waste Revenue
                                                     Bond, 5.80%
                                                     (Occidental
                                                     Petroleum
                                                     Corp.)/(Original
                                                     Issue Yield:
                                                     5.90%), 9/1/2029

4,075,000   ---         ---           4,075,000      Pilchuck
                                                     Development
                                                     Public Corp.,     BBB+/Baa1  3,837,957      ---         ---        3,837,957



                                                     WA, Special
                                                     Facilities
                                                     Airport Revenue
                                                     Bonds ( Series
                                                     1993) , Tramco,
                                                     Inc. Project,
                                                     6.00% (Goodrich
                                                     (B.F.) Co.),
                                                     8/1/2023

4,300,000   ---         ---           4,300,000      Port of Camas-
                                                     Washougal, WA,
                                                     PCR Refunding     BBB+/NR    4,323,306      ---         ---        4,323,306
                                                     Bonds (Series
                                                     1993), 6.70%
                                                     (James River
                                                     Project,
                                                     WA)/(Original
                                                     Issue Yield:
                                                     6.75%), 4/1/2023

---         ---         1,000,000     1,000,000      Skagit County,
                                                     WA, Cons. School
                                                     District,         Aaa/AAA    ---            ---         1,118,290  1,118,290
                                                     6.700%, due 2007

---         ---         1,500,000     1,500,000      Washington State
                                                     Municipal
                                                     Finance Co-op,



                                                     Government        Aa/AA      ---            ---         1,465,380  1,465,380
                                                     Revenue Bonds,
                                                     5.600%,
                                                     due 2007

10,000,000  ---         ---           10,000,000     Washington
                                                     State, UT, GO     AAA/Aa     9,313,100      ---         ---        9,313,100
                                                     (Series A),
                                                     5.375% (Original
                                                     Issue Yield:
                                                     6.00%), 7/1/2021

                                                         Total                    21,277,433     ---         2,583,670  23,861,103

                                                     WEST VIRGINIA--
                                                     0.5%

5,000,000   ---         ---           5,000,000      Marion County,
                                                     WV, County
                                                     Commission,       NR         2,429,200      ---         ---        2,429,200
                                                     Solid Waste
                                                     Facility Revenue
                                                     Bonds (Series
                                                     1993), 7.75%
                                                     (American Power
                                                     Paper
                                                     Recycling),
                                                     12/1/2011



                                                     WISCONSIN--0.4%

---         ---         985,000       985,000        Wisconsin
                                                     Housing and
                                                     Economic
                                                     Development
                                                     Authority,
                                                     Series A,
                                                     7.100%, due 2023  Aa/AA      ---            ---         1,030,526  1,030,526

---         ---         550,000       550,000        Wisconsin
                                                     Housing and
                                                     Economic
                                                     Development
                                                     Authority,
                                                     6.000%,
                                                     due 2015          Aa/AA      ---            ---         542,647    542,647

            ---         ---           565,000        Wisconsin
565,000                                              Housing &
                                                     Economic          A+/Aa      579,681        ---         ---        579,681
                                                     Development
                                                     Authority,
                                                     Homeownership
                                                     Revenue Bonds
                                                     (Series E),
                                                     8.00% (FHA
                                                     GTD)/(Original
                                                     Issue Yield:



                                                     8.044%),
                                                     3/1/2021

                                                         Total                    579,681        ---         1,573,173  2,152,854

                                                     WYOMING-0.5%

---         ---         2,150,000     2,150,000      Sweetwater
                                                     County, WY, PCR
                                                     for Idaho
                                                     Power, 7.625%,    A3/A       ---            ---         2,222,218  2,222,218
                                                     due 2013

                                                      TOTAL MUNICIPAL             $376,220,136   18,201,777  77,342,92  471,764,83
                                                     BONDS                                                   3          6
                                                     (IDENTIFIED COST
                                                     $471,438,409)

SHORT-TERM SECURITIES ( 0.6%)

---         ---         1,150,000     1,150,000      American Express
                                                     Credit Corp.,
                                                     5.280%,
                                                     due 09/03/1996               ---            ---         1,150,000  1,150,000

---         ---         950,000       950,000        Ford Motor
                                                     Credit Corp.,
                                                     5.230%,
                                                     due 09/04/1996               ---            ---         949,862    949,862



---         820,000     ---           820,000        Ford Motor                   ---            820,000     ---        820,000
                                                     Credit Corp.,
                                                     5.160%, due
                                                     09/03/1996

                                                     TOTAL SHORT-TERM             ---            820,000     2,099,862  2,919,862
                                                     SECURITIES, AT
                                                     AMORTIZED COST

                                             TOTAL                       $376,220,136   $19,021,777 $79,442,785  $474,684,698
                                                     INVESTMENTS
                                                     (IDENTIFIED COST
                                                     $474,358,271)(A)


 *
Please refer to the Appendix of the    Federated Municipal Opportunities Fund,
Inc.'s Prospectus as of October 31, 1996 for an explanation of the credit ratings.

(a)
The cost of investments for federal tax purposes amounts to $474,358,271. The net unrealized appreciation of investments on a federal tax basis amounts to $326,427 which is comprised of $16,464,732 appreciation and $16,138,305 depreciation at August 31, 1996.





Note:

The categories of investments are shown as a percentage of net assets ($
482,861,041) at August 31, 1996.

The following acronym(s) are used throughout this portfolio:
COL      --Collateralized
EDFA     --Economic Development Financing Authority
FGIC     --Financial Guaranty Insurance Company
FHA      --Federal Housing Administration
GNMA     --Government National Mortgage Association
GO       --General Obligation
GTD      --Guaranteed
HDA      --Hospital Development Authority
HFA      --Housing Finance Authority
IDA      --Industrial Development Authority
IDB      --Industrial Development Bond
IFA      --Industrial Finance Authority
INS      --Insured
LT       --Limited Tax
MBIA     --Municipal Bond Investors Assurance
PCA      --Pollution Control Authority
PCR      --Pollution Control Revenue
PRF      --Prerefunded
SFM      --Single Family Mortgage
UT       --Unlimited Tax



VRDNs    --Variable Rate Demand Notes

(See Notes to Pro Forma Financial Statements)


   FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (FORMERLY, FORTRESS MUNICIPAL
                               INCOME FUND, INC.)

                   STATE BOND MINNESOTA TAX-FREE INCOME FUND

                           STATE BOND TAX EXEMPT FUND

            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES

                          AUGUST 31, 1996 (UNAUDITED)


                            FEDERATED        STATE BOND     STATE
                            MUNICIPAL        MINNESOTA      BOND
                            OPPORTUNITIES    TAX-FREE       TAX EXEMPT     PRO FORMA    Pro Forma
                            FUND, INC.       INCOME FUND*   FUND*           ADJUSTMENT  Combined

ASSETS:



Investments in              376,220,136      19,021,777     79,442,785     ---          474,684,698
securities, at  value

Cash                        32,391           24,959         15,433         ---          72,783

Income receivable           6,897,754        261,034        1,299,429      ---          8,458,217

Receivable due from         ---              6,206          1,827                       8,033
affiliates

Receivable for shares       273,742          ---            ---            ---          273,742
sold

     Total assets           383,424,023      19,313,976     80,759,474     ---          483,497,473

LIABILITIES:

Income distributions        942              87,407         69,481         ---          157,830
payable

Payable for shares          270,076          ---            ---            ---          270,076
redeemed

Accrued expenses            123,827          17,663         67,036         ---          208,526

     Total liabilities      394,845          105,070        136,517        ---          636,432

TOTAL NET ASSETS            383,029,178      19,208,906     80,622,957     ---          482,861,041

NET ASSETS CONSISTS OF:

Paid in capital             396,775,582      18,694,128     77,104,625     ---          492,574,335

Net unrealized              (3,518,145)      468,398        3,360,390      ---          310,643



appreciation
(depreciation) of
investments

Accumulated net realized    (11,001,821)     46,380         157,942        ---          (10,797,499)
gain (loss) on
investments

Undistributed net           773,562          ---            ---            ---          773,562
investment income

TOTAL NET ASSETS            383,029,178      19,208,906     80,622,957     ---          482,861,041

Class A Shares              296              19,208,906     80,622,957     ---          99,832,159

Class B Shares              296              ---            ---            ---          296

Class C Shares              296              ---            ---            ---          296

Class F Shares              383,028,290      ---            ---            ---          383,028,290

SHARES OUTSTANDING:

Class A Shares              28.662           1,820,401      7,474,279      371,820.649  9,666,529.311
                                                                                      (a)


Class B Shares              28.662           ---            ---            ---          28.662

Class C Shares              28.662           ---            ---            ---          28.662

Class F Shares              37,075,241.000   ---            ---            ---          37,075,241.000

TOTAL SHARES OUTSTANDING    37,075,326.986   1,820,401      7,474,279      371,820.649  46,741,827.635



NET ASSET VALUE, OFFERING
PRICE, AND REDEMPTION
PROCEEDS PER SHARE:

CLASS A SHARES:

Net Asset Value Per Share   10.33            10.55          10.79          ---          10.33

Offering Price Per Share    10.82*           11.05**        11.30**        ---          10.82*

Redemption Proceeds Per     10.33            10.55          10.79          ---          10.33
Share

CLASS B SHARES:

Net Asset Value Per Share   10.33            ---            ---            ---          10.33

Offering Price Per Share    10.33            ---            ---            ---          10.33

Redemption Proceeds Per     9.76             ---            ---            ---          9.76
Share ***

CLASS C SHARES:

Net Asset Value Per Share   10.33            ---            ---            ---          10.33

Offering Price Per Share    10.33            ---            ---            ---          10.33

Redemption Proceeds Per     10.23            ---            ---            ---          10.23
Share ***

CLASS F SHARES:



Net Asset Value Per Share   10.33            ---            ---            ---          10.33

Offering Price Per Share    10.43            ---            ---            ---          10.43
*

Redemption Proceeds Per     10.23            ---            ---            ---          10.23
Share ***

Investments, at             379,738,281      18,548,504     76,071,486     ---          474,358,271
identified cost



         (A) ADJUSTMENT TO REFLECT SHARE BALANCE AS A RESULT OF THE COMBINATION, BASED ON THE EXCHANGE RATIOS OF 1.02172889271 FOR STATE BOND MINNESOTA TAX-FREE INCOME FUND AND 1.04445450212 FOR STATE BOND TAX EXEMPT FUND.
          * SEE ``HAT SHARES COST'' IN THE FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. PROSPECTUS AS OF OCTOBER 31, 1996.
         **   SEE `HOW ARE THE FUND'S SALES CHARGES DETERMINED'' IN THE STATE
BOND MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX-EXEMPT FUND PROSPECTUSES EACH DATED AS OF NOVEMBER 1, 1995.
        ***   SEE ``CONTINGENT DEFERRED SALES CHARGE'' IN THE FEDERATED
MUNICIPAL OPPORTUNITIES FUND, INC. PROSPECTUS AS OF OCTOBER 31, 1996.

        (SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS)



   FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (FORMERLY, FORTRESS MUNICIPAL
                               INCOME FUND, INC.)

                   STATE BOND MINNESOTA TAX-FREE INCOME FUND

                           STATE BOND TAX EXEMPT FUND

                  PRO FORMA COMBINING STATEMENT OF OPERATIONS

                     YEAR ENDED AUGUST 31, 1996 (UNAUDITED)


                            FEDERATED      STATE BOND   STATE
                            MUNICIPAL      MINNESOTA    BOND
                            OPPORTUNITIES  TAX-FREE     TAX EXEMPT  Pro Forma         Pro Forma
                            FUND, INC.     INCOME       FUND(*)     Adjustment        Combined
                                           FUND(*)

INVESTMENT INCOME:

Interest                    28,818,178     1,151,468    5,078,590   ---          $    35,048,236

EXPENSES:

Investment advisory fee     2,475,132      107,880      377,733     117,075      (a)  3,077,820

Administrative personnel    311,976        ---          ---         75,829       (b)  387,805
and services fee

Transfer agent and          235,048        7,662        31,778      (3,970)      (c)  270,518
dividend disbursing agent



fees and expenses

Accounting and custodian    175,732        21,549       32,204      (25,632)     (d)  203,853
fees

Professional Fees           21,106         17,026       20,692      (37,718)     (e)  21,106

Distribution services fee-  ---            55,531       239,546     (295,077)    (f)  ---
Class A Shares

Shareholder services fee-   1,031,305      ---          ---         251,178      (f)  1,282,483
Class F Shares

Printing and postage        75,552         8,485        18,333      (17,370)     (g)  85,000

Other expenses              155,218        9,476        23,270      (23,943)     (h)  164,021

     Total expenses         4,481,069      227,609      743,556     40,372            5,492,606

Waivers-

Waiver of investment        ---            (36,102)     ---         36,102       (i)  ---
advisory fee

Waiver of shareholder       (41,252)       ---          ---         ---               (41,252)
services fee- Class F
Shares

  Total waivers             (41,252)       (36,102)     ---         36,102            (41,252)

   Net expenses             4,439,817      191,507      743,556     76,474            5,451,354

     Net investment income  24,378,361     959,961      4,335,034   (76,474)          29,596,882



REALIZED AND UNREALIZED
GAIN/(LOSS) ON
INVESTMENTS:

Net realized gain  on       (116,813)      51,976       61,750      ---               (3,087)
investments

Net change in unrealized    (13,721,871)   (256,497)    (460,176)   ---               (14,438,544)
appreciation
(depreciation) of
investments

    Net realized and        (13,838,684)   (204,521)    (398,426)   ---               (14,441,631)
unrealized gain (loss) on
investments

       Change in net        10,539,677     755,440      3,936,608   (76,474)     $    15,155,251
assets resulting from
operations



        (*)   REPRESENTS THE PERIOD FOR THE YEAR ENDED JUNE 30, 1996.

        (SEE NOTES TO PRO FORMA COMBINING STATEMENT OF OPERATIONS)

        (SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS)

                  Federated Municipal Opportunities Fund, Inc.
                (formerly, Fortress Municipal Income Fund, Inc.)
                   State Bond Minnesota Tax-Free Income Fund
                           State Bond Tax Exempt Fund
              Notes to Pro Forma Combining Statement of Operations
                     Year Ended August 31, 1996 (unaudited)

(A) FEDERATED ADVISERS (THE `ADVISER'') RECEIVES FOR ITS SERVICES AN ANNUAL INVESTMENT ADVISORY FEE EQUAL TO 0.60% OF THE FEDERATED MUNICIPAL OPPORTUNITIES FUND INC.'S (THE `FEDERATED FUND'') AVERAGE DAILY NET ASSETS. THE ADVISER MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF ITS FEE. ARM CAPITAL ADVISORS, INC. CHARGED 0.60% AND 0.50%, RESPECTIVELY, OF STATE BOND MINNESOTA TAX-FREE INCOME FUND'S AND STATE BOND TAX-EXEMPT FUND'S AVERAGE DAILY NET ASSETS FOR ITS ADVISORY FEE.


(B) FEDERATED SERVICES COMPANY (`FSERV'') PROVIDES THE FEDERATED FUND WITH CERTAIN ADMINISTRATIVE PERSONNEL AND SERVICES. THE FEE IS BASED ON THE LEVEL OF AVERAGE AGGREGATE NET ASSETS OF THE FUND FOR THE PERIOD.

(C) FSERV SERVES AS TRANSFER AND DIVIDEND DISBURSING AGENT FOR THE FEDERATED FUND. THE FEE IS BASED ON THE SIZE, TYPE, AND NUMBER OF ACCOUNTS AND TRANSACTIONS MADE BY SHAREHOLDERS.

(D) FEES REFLECT CUSTODIAN COSTS FOR THE FEDERATED FUND PAID TO STATE STREET BANK AND TRUST COMPANY. THE CUSTODIAN FEE IS BASED ON A PERCENTAGE OF ASSETS, PLUS OUT-OF-POCKET EXPENSES. FSERV MAINTAINS THE FEDERATED FUND'S ACCOUNTING RECORDS. THE FEE IS BASED ON THE LEVEL OF THE FEDERATED FUND'S AVERAGE NET ASSETS FOR THE PERIOD, PLUS OUT-OF-POCKET EXPENSES.

(E) ADJUSTMENT TO REFLECT THE AUDIT FEE AND LEGAL FEE REDUCTIONS DUE TO THE COMBINING OF TWO PORTFOLIOS INTO ONE.



(F) UNDER THE TERMS OF A SHAREHOLDER SERVICES AGREEMENT WITH FEDERATED SHAREHOLDER SERVICES (`FSS'') THE FEDERATED FUND WILL PAY FSS UP TO 0.25% OF AVERAGE DAILY NET ASSETS OF THE FEDERATED FUND FOR THE PERIOD. THE FEE PAID TO FSS IS USED TO FINANCE CERTAIN SERVICES FOR SHAREHOLDERS AND TO MAINTAIN SHAREHOLDER ACCOUNTS. FSS MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF ITS FEE. FSS CAN MODIFY OR TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME AT ITS SOLE DISCRETION. SBM FINANCIAL SERVICES, INC. RECEIVED 0.25% OF THE AVERAGE DAILY NET ASSETS OF STATE BOND MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX-EXEMPT FUND, RESPECTIVELY, UNDER THE TERMS OF A DISTRIBUTION PLAN PURSUANT TO RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, TO FINANCE ACTIVITIES INTENDED TO RESULT IN THE SALE OF STATE BOND MINNESOTA TAX-FREE INCOME FUND'S AND STATE BOND TAX-EXEMPT FUND'S SHARES AND TO PROVIDE CERTAIN SERVICES FOR SHAREHOLDERS AND TO MAINTAIN SHAREHOLDER ACCOUNTS. CLASS A SHARES OF THE FEDERATED FUND DO NOT HAVE A DISTRIBUTION PLAN.


(G) ADJUSTMENT TO REFLECT PRINTING AND POSTAGE EXPENSES ARE ADJUSTED TO REFLECT ESTIMATED SAVINGS TO BE REALIZED BY COMBINING THREE PORTFOLIOS INTO A SINGLE PORTFOLIO.

(H) ADJUSTMENT REFLECTS THE ELIMINATION OF THE DIRECTORS/TRUSTEES FEES FOR STATE BOND MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX-EXEMPT FUND, THE STATE REGISTRATION COSTS FOR THE FEDERATED FUND ONLY, AND THE DECREASE IN INSURANCE FEES DUE TO THE REDUCTION IN COVERAGE REQUIREMENT OF ONE PORTFOLIO ONLY.



(I) THE EXPENSES ACCRUED ON THE FEDERATED FUND ARE SUFFICIENT TO COVER ALL EXPENSES. THEREFORE, NO REIMBURSEMENT IS NECESSARY.

        Federated Municipal Opportunities Fund, Inc. (formerly, Fortress Municipal Income Fund, Inc.)
        State Bond Minnesota Tax-Free Income Fund
        State Bond Tax Exempt Fund
        Notes to Pro Forma Financial Statements (unaudited)

        1.     BASIS OF COMBINATION
          THE ACCOMPANYING UNAUDITED PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS, STATEMENT OF ASSETS AND LIABILITIES, AND STATEMENT OF OPERATIONS REFLECT THE ACCOUNTS OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. , STATE BOND MINNESOTA TAX-FREE INCOME FUND, AND STATE BOND TAX EXEMPT FUND, COLLECTIVELY (`THE FUNDS''), FOR THE YEAR ENDED AUGUST 31, 1996. THESE STATEMENTS HAVE BEEN DERIVED FROM THE BOOKS AND RECORDS UTILIZED IN CALCULATING DAILY NET ASSET VALUES AT AUGUST 31, 1996. THE ACCOUNTS REFLECTED ON THE STATE BOND MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX EXEMPT FUND HAVE BEEN BROUGHT UP TO AUGUST 31, 1996. THIS UPDATING WAS ACCOMPLISHED BY ADDING THE RESULTS OF OPERATIONS FROM JULY 1, 1996 THROUGH AUGUST 31, 1996 TO ITS JUNE 30, 1996 FISCAL YEAR ENDS, AND BY DEDUCTING THE RESULTS OF OPERATIONS FROM JULY 1, 1995 THROUGH AUGUST 31, 1995.

          THE PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS, STATEMENT OF ASSETS AND LIABILITIES, AND STATEMENT OF OPERATIONS (`PRO FORMA FINANCIAL STATEMENTS') SHOULD BE READ IN CONJUNCTION WITH THE HISTORICAL FINANCIAL STATEMENTS OF THE FUNDS WHICH HAVE BEEN INCORPORATED BY REFERENCE IN THE STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS FOLLOW GENERALLY ACCEPTED



ACCOUNTING PRINCIPLES APPLICABLE TO MANAGEMENT INVESTMENT COMPANIES WHICH ARE DISCLOSED IN THE HISTORICAL FINANCIAL STATEMENTS OF EACH FUND.

          THE PRO FORMA FINANCIAL STATEMENTS GIVE EFFECT TO THE PROPOSED TRANSFER OF THE ASSETS OF STATE BOND MINNESOTA TAX-FREE INCOME FUND, AND STATE BOND TAX EXEMPT FUND IN EXCHANGE FOR CLASS A SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. UNDER GENERALLY ACCEPTED ACCOUNTING PRINCIPLES, FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. WILL BE THE SURVIVING ENTITY FOR ACCOUNTING PURPOSES WITH ITS HISTORICAL COST OF INVESTMENT SECURITIES AND RESULTS OF OPERATIONS BEING CARRIED FORWARD.

          THE PRO FORMA FINANCIAL STATEMENTS HAVE BEEN ADJUSTED TO REFLECT THE ANTICIPATED ADVISORY AND ADMINISTRATION FEE ARRANGEMENTS FOR THE SURVIVING ENTITY. CERTAIN OTHER OPERATING COSTS HAVE ALSO BEEN ADJUSTED TO REFLECT ANTICIPATED EXPENSES OF THE COMBINED ENTITY. OTHER COSTS WHICH MAY CHANGE AS A RESULT OF THE REORGANIZATION ARE CURRENTLY UNDETERMINABLE.

          FOR THE FISCAL YEARS ENDED AUGUST 31, 1996, JUNE 30, 1996, AND JUNE 30, 1996, RESPECTIVELY, THE FUNDS PAID INVESTMENT ADVISORY FEES COMPUTED AT THE ANNUAL RATE OF EACH FUND'S AVERAGE NET ASSETS AS FOLLOWS:


FUND                        PERCENT OF EACH FUND'S
                            AVERAGE NET ASSETS

FEDERATED MUNICIPAL         0.60%
OPPORTUNITIES FUND, INC

STATE BOND MINNESOTA TAX-   0.43%*



FREE INCOME FUND

STATE BOND TAX EXEMPT FUND  0.50%


           THE ADVISOR MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF THEIR FEES AND REIMBURSE CERTAIN OPERATING EXPENSES OF THE FUNDS.

                  *THE ADVISORY FEE OF THE STATE BOND MINNESOTA TAX-FREE INCOME FUND IS NET EXPENSE
                   REIMBURSEMENTS, WITHOUT SUCH REIMBURSEMENTS, THE ADVISORY FEE WOULD HAVE BEEN 0.60%.

        2.     SHARES OF BENEFICIAL INTEREST
          THE PRO FORMA NET ASSET VALUE PER SHARE ASSUMES THE ISSUANCE OF 9,666,500.649 SHARES OF THE FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.'S CLASS A SHARES IN EXCHANGE FOR 1,820,401 AND 7,474,279 SHARES FROM STATE BOND MINNESOTA TAX-FREE INCOME FUND, AND STATE BOND TAX EXEMPT FUND, RESPECTIVELY, WHICH WOULD HAVE BEEN ISSUED AT AUGUST 31, 1996, IN CONNECTION WITH THE PROPOSED REORGANIZATION.




3.   Total Returns
     The accompanying Pro-Forma total returns (`returns''), based upon offering price, and the Pro-Forma ratios of expenses to average net assets (`expenses'') are for the twelve month periods ending August 31, 1996, 1995, and 1994.



     The following returns and expenses give effect to the proposed reorganization of State Bond Minnesota Tax-Free Income Fund and State Bond Tax Exempt Fund in exchange for Class A Shares of Federated Municipal Opportunities Fund, Inc.

                      1996     1995       1994
     Returns        (1.63%)   2.79%     (5.17%)
     Expenses        1.06%    1.06%      1.07%

     The following returns and expenses give effect to the proposed reorganization of State Bond Tax Exempt Fund in exchange for Class A Shares of Federated Municipal Opportunities Fund, Inc.

                      1996     1995       1994
     Returns        (1.67%)   2.81%     (5.21%)
     Expenses        1.06%    1.06%      1.07%






G01866-07







        SBM Financial Services
        Proxy Statement
        P.O. Box 9156
        Farmingdale, NY  11735

        STATE BOND TAX EXEMPT FUND,
        a Portfolio of
        STATE BOND MUNICIPAL FUNDS, INC.,
        SPECIAL MEETING OF SHAREHOLDERS
        December 9, 1996

        STATE BOND TAX EXEMPT FUND,
        a Portfolio of
        STATE BOND MUNICIPAL FUNDS, INC.





        The undersigned shareholder(s) of State Bond Tax Exempt Fund, a portfolio of State Bond Municipal Funds, Inc. (the `State Bond Fund''), hereby appoint(s) Kevin L. Howard, Keith O. Martens and Dale C. Bauman, or any of them true and lawful proxies, with power of substitution of each, to vote all shares of the State Bond Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on December 9, 1996, at 100 North Minnesota Street, New Ulm, Minnesota 56073-0069, at 3:40 p.m. (local time) and at any adjournment thereof.

        Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.

        THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The proxies named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THAT MATTER.

        The Board of Directors unanimously recommends a vote FOR the proposal below.


        Please sign EXACTLY as your name(s)
        appear(s) above.  When signing as
        attorney, executor, administrator,
        guardian, trustee, custodian, etc.,
        please give your full title as
        such.  If a corporation or



        partnership, please sign the full
        name by an authorized officer or
        partner.  If stock is owned
        jointly, all owners should sign.


        PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

        TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:  X

        KEEP THIS PORTION FOR YOUR RECORDS.
        DETACH AND RETURN THIS PORTION ONLY.

        THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

        STATE BOND TAX EXEMPT FUND,

        RECORD DATE SHARES:
                            -----------------


        Vote on Proposal

  TO APPROVE OR DISAPPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE STATE BOND FUND AND FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.



FOR          AGAINST        ABSTAIN

        -----------------------------------
        Signature

        Signature (Joint Owners)

        Date:
              ---------------------------------